Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 118.4%
X
1,307,254,244
MUNICIPAL BONDS - 118.4%   X 1,307,254,244
Consumer Staples - 3.5%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Alameda County Tobacco Asset Securitization Corporation,
Subordinate Series 2006A, 0.000%, 6/01/50
12/23 at 19.88 $ 5,357,148
1,155 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series
2007A, 5.000%, 6/01/47
12/23 at 100.00 1,058,010
20,000 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series
2006A, 0.000%, 6/01/46
12/23 at 28.00 4,977,750
5,095 California County Tobacco Securitization Agency, Tobacco Settlement Bonds,
Gold Country Settlement Funding Corporation, Subpordinate Series 2020B-
2, 0.000%, 6/01/55
12/30 at 36.29 942,767
72,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 7,513,207
12,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1, 4.214%,
6/01/50
12/31 at 100.00 8,824,239
3,460 Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
12/23 at 100.00 3,306,234
17,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital Appreciation,
0.000%, 6/01/47
12/23 at 21.08 3,700,316
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement
Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation,
Series 2007A, 0.000%, 6/01/47
1/24 at 26.82 1,840,743
5,000 Tobacco Securitization Authority of Southern California, Tobacco Settlement
Asset-Backed Bonds, San Diego County Tobacco Asset Securitization
Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46
12/23 at 25.11 977,532
Total Consumer Staples 38,497,946
Education and Civic Organizations - 17.9%
2,000 California Enterprise Development Authority, Charter School Revenue Bonds,
Norton Science & Language Academy Project, Series 2021, 4.000%, 7/01/61,
144A
7/27 at 100.00 1,334,542
4,210 California Enterprise Development Authority, Charter School Revenue Bonds,
Norton Science and Language Academy Project, Series 2020, 6.250%,
7/01/58, 144A
7/27 at 102.00 4,213,657
4,250 (c) California Infrastructure and Economic Development Bank, Revenue Bonds,
Los Angeles County Museum of Natural History Foundation, Series 2020,
4.000%, 7/01/50, (UB)
7/30 at 100.00 4,067,286
California Municipal Finance Authority Charter School Revenue Bonds, John
Adams Academies, Inc. Project, Series 2015A:
900 5.000%, 10/01/35 1/24 at 101.00 894,384
1,335 5.250%, 10/01/45 1/24 at 101.00 1,261,995
4,115 California Municipal Finance Authority Charter School Revenue Bonds, John
Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47, 144A
1/24 at 101.00 3,716,989
250 California Municipal Finance Authority Charter School Revenue Bonds, River
Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A
6/26 at 100.00 237,436
California Municipal Finance Authority,  Revenue Bonds, Creative Center of
Los Altos Project-Pinewood & Oakwood Schools, Series 2016B:
500 4.000%, 11/01/36, 144A 11/26 at 100.00 425,503
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 1,780,137
1,150 California Municipal Finance Authority, Charter School Lease Revenue Bonds,
Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48,
144A
6/28 at 100.00 1,012,746

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority, Charter School Lease Revenue Bonds,
Nova Academy Project, Series 2016A:
$ 825 5.000%, 6/15/36, 144A 6/26 at 100.00 $ 812,150
1,000 5.000%, 6/15/46, 144A 6/26 at 100.00 934,599
California Municipal Finance Authority, Charter School Lease Revenue Bonds,
Santa Rosa Academy Project, Series 2015:
400 5.125%, 7/01/35, 144A 7/25 at 100.00 401,633
425 5.375%, 7/01/45, 144A 7/25 at 100.00 419,903
410 California Municipal Finance Authority, Charter School Revenue Bonds, John
Adams Academies, Inc. - Lincoln Project, Series 2019A, 4.000%, 10/01/29,
144A
10/27 at 100.00 390,075
California Municipal Finance Authority, Charter School Revenue Bonds, John
Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B:
90 5.000%, 10/01/39, 144A 10/27 at 100.00 85,644
1,515 5.000%, 10/01/49, 144A 10/27 at 100.00 1,353,645
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 870,023
California Municipal Finance Authority, Charter School Revenue Bonds, John
Adams Academies, Inc. Project, Series 2014A:
1,400 5.000%, 10/01/34 1/24 at 101.00 1,400,462
465 5.000%, 10/01/44 1/24 at 101.00 427,699
3,695 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41, 144A
7/26 at 100.00 3,472,523
1,800 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/49, 144A
7/28 at 100.00 1,618,000
California Municipal Finance Authority, Charter School Revenue Bonds, Urban
Discovery Academy Project, Series 2014A:
715 5.500%, 8/01/34, 144A 8/24 at 100.00 715,674
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 1,654,589
1,715 California Municipal Finance Authority, Education Revenue Bonds,  American
Heritage Foundation Project, Series 2016A, 5.000%, 6/01/46
6/26 at 100.00 1,657,799
1,145 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/39
12/29 at 100.00 1,159,400
2,260 California Municipal Finance Authority, Education Revenue Bonds, STREAM
Charter Schools Project, Series 2020A, 5.000%, 6/15/51, 144A
6/30 at 100.00 1,946,431
6,465 California Municipal Finance Authority, Revenue Bonds, American Musical
and Dramatic Academy Inc., Series 2023A, 7.250%, 7/01/53
7/33 at 100.00 6,584,914
California Municipal Finance Authority, Revenue Bonds, Azusa Pacific
University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 1,416,841
8,640 5.000%, 4/01/41 4/25 at 100.00 8,069,171
California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A:
1,500 5.000%, 11/01/36, 144A 11/26 at 100.00 1,492,880
1,555 5.000%, 11/01/46, 144A 11/26 at 100.00 1,442,891
California Municipal Finance Authority, Revenue Bonds, Claremont Graduate
University, Refunding Series 2020B:
1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 914,696
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 900,165
235 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
1/24 at 100.00 235,325
270 California Municipal Finance Authority, Revenue Bonds, Goodwill Industries
of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%,
1/01/32, 144A
1/24 at 100.00 262,121
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill Industries
of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%,
1/01/45
1/25 at 100.00 2,840,558
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT)
6/28 at 100.00 879,694
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson University,
Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 6,934,794
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/34
8/29 at 100.00 1,036,620

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A
7/28 at 100.00 $ 1,628,415
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 701,733
4,500 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 3,574,632
1,075 California School Finance Authority Charter School Facility Revenue Bonds,
Grimmway Schools Obligated Group, Series 2016A, 5.000%, 7/01/46, 144A
7/26 at 100.00 1,021,929
California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools Obligated Group, Series 2017:
755 5.000%, 6/01/37, 144A 6/27 at 100.00 733,360
2,000 5.000%, 6/01/47, 144A 6/27 at 100.00 1,808,424
2,090 5.000%, 6/01/54, 144A 6/27 at 100.00 1,839,298
1,000 California School Finance Authority Charter School Revenue Bonds, Ednovate
Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 873,662
960 California School Finance Authority Charter School Revenue Bonds, Fenton
Schools Obligated Group, Series 2020A, 5.000%, 7/01/40, 144A
7/27 at 100.00 931,983
California School Finance Authority Charter School Revenue Bonds, John
Adams Academy Obligated Group, Series 2022A:
3,175 5.000%, 7/01/52, 144A 7/30 at 102.00 2,805,971
8,125 5.125%, 7/01/62, 144A 7/30 at 102.00 7,126,380
305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48, 144A
8/28 at 100.00 302,024
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools Obligated Group, Series 2020A, 6.000%, 6/01/59,
144A
6/28 at 102.00 940,194
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A:
585 5.000%, 8/01/35, 144A 8/25 at 100.00 592,893
1,040 5.000%, 8/01/40, 144A 8/25 at 100.00 1,045,766
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
1,600 5.000%, 8/01/41, 144A 8/25 at 100.00 1,607,446
460 5.000%, 8/01/46, 144A 8/25 at 100.00 460,517
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/52,
144A
6/26 at 100.00 823,485
California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A:
1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 780,612
500 4.000%, 6/01/51, 144A 6/31 at 100.00 350,630
2,300 California School Finance Authority, California, Charter School Revenue
Bonds, Lighthouse Community Public Schools - Obligated Group, Series
2022A, 6.500%, 6/01/62, 144A
6/29 at 100.00 2,345,589
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 1,303,416
1,600 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/58, 144A
6/26 at 100.00 1,405,725
California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A:
2,075 7.250%, 6/15/43, 144A 6/31 at 102.00 2,079,159
6,740 7.375%, 6/15/53, 144A 6/31 at 102.00 6,753,428
California School Finance Authority, Charter School Revenue Bonds, Arts in
Action Charter Schools Obligated Group, Series 2020A:
2,510 5.000%, 6/01/40, 144A 6/27 at 100.00 1,915,870
5,550 5.000%, 6/01/50, 144A 6/27 at 100.00 3,900,071
8,200 5.000%, 6/01/59, 144A 6/27 at 100.00 5,500,173
California School Finance Authority, Charter School Revenue Bonds, Aspire
Public School Obligated Group,Issue No.6, Series 2020A:
1,000 5.000%, 8/01/42, 144A 8/28 at 100.00 1,009,367
5,315 5.000%, 8/01/61, 144A 8/28 at 100.00 5,191,280

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A:
$ 2,520 5.000%, 6/01/42, 144A 6/26 at 100.00 $ 2,314,577
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 2,561,030
805 California School Finance Authority, Charter School Revenue Bonds, Classical
Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 797,153
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
235 5.000%, 6/01/37, 144A 6/27 at 100.00 227,385
235 5.000%, 6/01/47, 144A 6/27 at 100.00 211,323
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 1,466,826
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 1,104,380
California School Finance Authority, Charter School Revenue Bonds, Ivy
Academia, Series 2021A:
1,150 4.000%, 6/01/41, 144A 6/28 at 103.00 881,155
1,500 4.000%, 6/01/51, 144A 6/28 at 103.00 1,038,498
1,000 4.000%, 6/01/61, 144A 6/28 at 103.00 652,304
675 California School Finance Authority, Charter School Revenue Bonds, Kepler
Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 674,334
915 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43, 144A
6/27 at 100.00 892,741
2,475 California School Finance Authority, Charter School Revenue Bonds, Lifeline
Education Charter School Project, Series 2020A, 5.000%, 7/01/55, 144A
7/28 at 100.00 2,170,295
California School Finance Authority, Charter School Revenue Bonds, Orange
County Educational Arts Academy Project, Series 2023A:
560 5.625%, 6/01/43, 144A 6/30 at 100.00 552,826
700 5.875%, 6/01/53, 144A 6/30 at 100.00 689,393
425 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/47, 144A
8/33 at 100.00 418,883
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46,
144A
6/25 at 100.00 2,383,174
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A:
950 5.125%, 6/01/47, 144A 6/26 at 100.00 917,904
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 969,820
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G:
990 5.000%, 6/01/37, 144A 6/27 at 100.00 992,108
925 5.000%, 6/01/53, 144A 6/27 at 100.00 861,699
California School Finance Authority, Charter School Revenue Bonds, Russell
Westbrook Academy Obligated Group, Series 2021A:
605 4.000%, 6/01/31, 144A 6/27 at 100.00 549,886
4,000 4.000%, 6/01/51, 144A 6/27 at 100.00 2,821,132
2,000 4.000%, 6/01/61, 144A 6/27 at 100.00 1,330,866
400 California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 328,428
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools - Obligated Group, Series 2020A, 5.000%,
6/01/60, 144A
6/28 at 100.00 2,179,234
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools - Obligated Group, Series 2020B, 5.000%,
6/01/27, 144A
No Opt. Call 544,169
California School Finance Authority, Charter School Revenue Bonds, Social
Bonds iLead Lancaster Project, Series 2021A:
440 5.000%, 6/01/41, 144A 6/29 at 100.00 408,479
1,200 5.000%, 6/01/51, 144A 6/29 at 100.00 1,068,848
1,320 5.000%, 6/01/61, 144A 6/29 at 100.00 1,132,630

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A:
$ 1,000 5.125%, 3/01/52, 144A 3/31 at 100.00 $ 781,540
1,000 5.250%, 3/01/62, 144A 3/31 at 100.00 765,242
750 California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Adams Campus Project, Series 2019A, 5.000%,
6/01/40, 144A
6/27 at 100.00 712,798
California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 1,006,244
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 1,505,879
California School Finance Authority, Educational Facility Revenue Bonds, River
Springs Charter School Project, Series 2017A:
1,725 5.000%, 7/01/47, 144A 7/27 at 100.00 1,538,651
1,340 5.000%, 7/01/52, 144A 7/27 at 100.00 1,167,697
1,245 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2023A, 5.750%, 7/01/42, 144A
7/31 at 100.00 1,247,206
California School finance Authority, School Facility Revenue Bonds,  ICEF -
View Park Elementary and Middle Schools, Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 576,303
1,000 5.875%, 10/01/44 10/24 at 100.00 1,000,021
520 6.000%, 10/01/49 10/24 at 100.00 519,948
California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2015A:
3,050 4.125%, 7/01/35, 144A 7/25 at 100.00 2,982,851
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 998,190
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 1,023,792
1,200 California School Finance Authority, School Facility Revenue Bonds, Granada
Hills Charter High School Obligated Group, Series 2019, 5.000%, 7/01/54,
144A
7/26 at 100.00 1,156,599
California School Finance Authority, School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2022A:
1,200 5.375%, 8/01/42 8/32 at 100.00 1,243,045
1,150 5.750%, 8/01/52 8/32 at 100.00 1,206,946
600 California School Finance Authority, School Facility Revenue Bonds, KIPP LA
Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 603,087
725 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.250%, 7/01/48, 144A
7/28 at 103.00 719,112
1,355 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51, 144A
7/26 at 100.00 1,385,283
6,325 California Statewide Communities Development Authority Revenue Bonds,
California Baptist University, Refunding Series 2017A, 5.000%, 11/01/41,
144A
11/27 at 100.00 6,057,598
University of Puerto Rico, University System Revenue Bonds, Refunding Series
2006P:
1,005 5.000%, 6/01/24 1/24 at 100.00 1,001,253
580 5.000%, 6/01/30 1/24 at 100.00 558,823
University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
125 5.000%, 6/01/30 1/24 at 100.00 120,436
1,580 5.000%, 6/01/36 1/24 at 100.00 1,496,991
Total Education and Civic Organizations 197,146,041
Health Care - 10.6%
Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
2,765 5.000%, 3/01/31 3/26 at 100.00 2,784,551
5,160 5.250%, 3/01/36 3/26 at 100.00 5,226,638
5,280 5.000%, 3/01/41 3/26 at 100.00 5,124,623
10,600 5.000%, 3/01/46 3/26 at 100.00 9,879,386
4,000 (c) California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB)
11/27 at 100.00 3,830,300

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai
Health System, Series 2021A:
$ 5,000 (c) 4.000%, 8/15/48 - BAM Insured, (UB) 8/31 at 100.00 $ 5,038,894
14,740 (c) 4.000%, 8/15/48, (UB) 8/31 at 100.00 14,463,570
2,485 (c) California Health Facilities Financing Authority, Revenue Bonds, City of Hope
National Medical Center, Series 2019, 5.000%, 11/15/49
11/26 at 100.00 2,509,817
5,000 (c) California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter
Packard Children's Hospital at Stanford, Refunding Forward Delivery Series
2022A, 4.000%, 5/15/51, (UB)
5/32 at 100.00 4,605,069
7,800 (c) California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter
Packard Children's Hosptial at Stanford, Series 2017A, 5.000%, 11/15/56, (UB)
11/27 at 100.00 7,945,547
1,455 California Municipal Finance Authority, Revenue Bonds, Clinicas del Camino
Real, Inc., Series 2020, 4.000%, 3/01/28
No Opt. Call 1,392,886
2,000 California Municipal Finance Authority, Revenue Bonds, Community Health
Centers of the Central Coast, Inc., Series 2021A, 5.000%, 12/01/46, 144A
12/30 at 100.00 1,932,521
California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare
Group, Series 2017A:
5,850 5.250%, 11/01/41 11/26 at 100.00 5,808,790
8,200 5.000%, 11/01/47 11/26 at 100.00 7,393,646
1,000 5.250%, 11/01/47 11/26 at 100.00 957,642
1,565 California Municipal Financing Authority, Certificates of Participation, Palomar
Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,714,544
16,700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 16,736,823
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,055 5.000%, 12/01/41, 144A 6/26 at 100.00 2,056,847
2,280 5.250%, 12/01/56, 144A 6/26 at 100.00 2,213,908
315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 317,512
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
39 (d),(e) 5.750%, 7/01/24 1/22 at 100.00 39,028
23 (d),(e) 5.750%, 7/01/30 1/22 at 100.00 22,592
24 (d),(e) 5.750%, 7/01/35 1/22 at 100.00 24,406
102 (d),(e) 5.500%, 7/01/39 1/22 at 100.00 102,022
2 (d),(e) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 2,034
1,500 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017, 4.000%, 11/01/47
11/27 at 100.00 1,245,833
Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016:
6,235 5.000%, 11/01/36 11/26 at 100.00 6,321,390
1,810 5.000%, 11/01/39 11/26 at 100.00 1,818,360
5,000 (c) University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/43, (UB)
5/32 at 100.00 5,060,152
200 Washington Township Health Care District, California, Revenue Bonds, Series
2017A, 5.000%, 7/01/42
7/27 at 100.00 195,222
Total Health Care 116,764,553
Housing/Multifamily - 16.2%
35,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 22,080,850
10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-2,
4.000%, 8/01/51, 144A
8/32 at 100.00 6,643,100
2,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 1,637,134
8,750 California Community Housing Agency, California, Essential Housing Revenue
Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 6,625,373

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 $ 2,846,950
13,145 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%, 2/01/56,
144A
8/31 at 100.00 8,877,719
15,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 12,484,715
11,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50, 144A
8/32 at 100.00 8,454,739
6,085 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 5,466,719
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S, 4.000%,
3/01/37, 144A
3/31 at 100.00 1,279,230
60 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 58,913
8,452 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 8,178,384
240 California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.250%,
8/15/49
8/24 at 100.00 240,986
1,270 California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49
8/24 at 100.00 1,271,287
2,375 California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 1,803,215
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A:
1,335 5.500%, 7/01/50, 144A 7/33 at 105.00 1,309,354
1,715 6.000%, 7/01/53, 144A 7/33 at 105.00 1,733,190
450 California Statewide Communities Development Authority, College Housing
Revenue Bonds, National Campus Community Development - Hooper Street
LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 433,238
California Statewide Communities Development Authority, Revenue Bonds,
Lancer Educational Student Housing Project, Refunding Series 2016A:
4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 4,583,073
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 1,923,203
4,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 2,990,400
1,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%, 4/01/56,
144A
4/31 at 100.00 758,039
2,500 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 3.250%, 2/01/57, 144A
2/32 at 100.00 1,691,889
1,000 CMFA Special Financing Agency VIII, California, Essential Housing Revenue
Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1, 3.000%, 8/01/56,
144A
8/31 at 100.00 630,223
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien Series
2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 1,960,639
11,580 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B,
4.000%, 10/01/46, 144A
10/31 at 100.00 8,558,177
9,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46, 144A
10/31 at 100.00 6,483,322
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A
1/31 at 100.00 2,321,395
5,715 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 3,946,395

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 2,270 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and A-2,
3.250%, 7/01/56, 144A
7/32 at 100.00 $ 1,494,821
20,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 13,823,116
12,360 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1,
3.125%, 7/01/56, 144A
7/32 at 100.00 7,761,330
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 1,289,744
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 4,174,339
2,110 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 1,463,381
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 1,777,067
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 1,681,760
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A, 3.000%,
9/01/56, 144A
9/31 at 100.00 1,307,476
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 1,273,372
2,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 1,366,626
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2,
4.000%, 12/01/58
6/32 at 100.00 3,623,254
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 1,329,633
8,655 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 5,592,914
1,000 Independent Cities Finance Authority, California, Mobile Home Park Revenue
Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36
9/25 at 100.00 1,008,907
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile
Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 315,904
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds,
Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015,
5.250%, 6/01/45
6/25 at 100.00 1,896,791
415 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39, (AMT)
1/24 at 100.00 400,697
455 (d) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46, 144A
1/24 at 100.00 286,394
Total Housing/Multifamily 179,139,377
Industrials - 0.0%
2,830 (d) California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A
1/24 at 102.00 283,000
Total Industrials 283,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 1.4%
California Statewide Communities Development Authority, Revenue Bonds,
899 Charleston Project, Refunding Series 2014A:
$ 4,700 5.000%, 11/01/34, 144A 11/24 at 100.00 $ 4,168,400
8,825 5.250%, 11/01/44, 144A 11/24 at 100.00 6,986,949
5,385 5.375%, 11/01/49, 144A 11/24 at 100.00 4,196,479
Total Long-Term Care 15,351,828
Tax Obligation/General - 12.1%
1,000 (f) Aromas-San Juan Unified School District, San Benito, Santa Cruz and
Monterey Counties, California, General Obligation Bonds, Series 2013B,
0.000%, 8/01/52 - AGM Insured
8/37 at 100.00 698,451
Bakersfield City School District, Kern County, California, General Obligation
Bonds, Series 2012C:
1,700 (f) 0.000%, 5/01/37 No Opt. Call 1,193,177
7,380 (f) 0.000%, 5/01/47 5/40 at 100.00 5,019,853
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call 1,015,558
1,205 Jamul Dulzura Union School District, San Diego County, California, General
Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 - NPFG
Insured
No Opt. Call 1,018,419
650 (c),(f) Newman-Crows Landing Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 -
AGM Insured
No Opt. Call 526,516
2,000 Northern Inyo County Local Hospital District, California, General Obligation
Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC Insured
No Opt. Call 1,003,748
5,000 (c) Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A, 5.250%, 8/01/48 - AGM
Insured, (UB)
No Opt. Call 5,611,224
2,250 (f) Orland Joint Unified School District, Glenn and Tehama Counties, California,
General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51
8/37 at 100.00 1,582,748
5,000 (c) Oxnard School District, Ventura County, California, General Obligation
Bonds, Election of 2022 Series 2023A, 4.125%, 8/01/50 - BAM Insured, (UB)
8/33 at 100.00 5,008,394
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series 2010A,
0.000%, 9/01/34
No Opt. Call 918,678
9,470 (c) Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/44, (UB)
8/26 at 100.00 9,374,515
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,000 0.000%, 7/01/33 7/31 at 89.94 1,220,106
11,187 4.000%, 7/01/41 7/31 at 103.00 9,687,469
14,952 4.000%, 7/01/46 7/31 at 103.00 12,461,797
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement District
2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call 1,518,534
5,750 (c) San Diego Public Facilities Financing Authority, California, Lease Revenue
Bonds, Capital Improvement Projects, Series 2021A, 4.000%, 10/15/50, (UB)
10/30 at 100.00 5,768,227
10,000 (c) San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
7/27 at 100.00 10,014,059
5,000 (c) San Luis Coastal Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election of 2022 Series 2023A, 4.000%, 8/01/53,
(UB)
8/32 at 100.00 4,936,318
Santa Ana Unified School District, Orange County, California, General
Obligation Bonds, 2018 Election Series 2022C:
3,045 (c) 4.000%, 8/01/44, (UB) 8/32 at 100.00 3,073,240
5,680 4.000%, 8/01/45, (UB) 8/32 at 100.00 5,720,722
17,585 (c) 4.250%, 8/01/50, (UB) 8/32 at 100.00 17,847,635
500 Selma Unified School District, Fresno County, California, General Obligation
Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 - AGM Insured
8/30 at 100.00 367,183
Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2011C:
1,500 0.000%, 8/01/41 No Opt. Call 702,879
5,730 (c) 0.000%, 8/01/46 No Opt. Call 1,974,595

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 12,460 (c) Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45,
(UB)
8/25 at 100.00 $ 11,688,528
10,100 (c) West Contra Costa Unified School District, Contra Costa County, California,
General Obligation Bonds, Election 2012, Series 2015B, 4.000%, 8/01/54,
(UB)
8/25 at 100.00 9,523,265
5,155 (c),(f) Yosemite Community College District, California, General Obligation Bonds,
Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
No Opt. Call 4,025,026
Total Tax Obligation/General 133,500,864
Tax Obligation/Limited - 32.2%
1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 1,006,326
Alameda Community Facilities District No. 22-1, California, Alameda Marina,
Special Tax Bonds, Green Series 2023:
850 5.000%, 9/01/48 9/29 at 103.00 808,351
1,250 5.000%, 9/01/53 9/29 at 103.00 1,173,079
Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public
Improvement Project, Series 1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call 280,448
240 0.000%, 9/01/30 - AGM Insured No Opt. Call 188,735
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call 2,975,414
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call 1,258,820
2,580 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 2,596,321
Beaumont Unified School District, California, Special Tax Bonds, Community
Facilities District 2020-1, Improvement Area 2 Series 2023:
660 5.000%, 9/01/48 9/29 at 103.00 662,304
875 5.000%, 9/01/53 9/29 at 103.00 872,477
Beaumont, California, Special Tax Bonds, Community Facilities District 2016-1
Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 306,246
400 5.000%, 9/01/49 9/25 at 103.00 405,977
Beaumont, California, Special Tax Bonds, Community Facilities District 93-1
Improvement Area 17C, Series 2018:
750 5.000%, 9/01/43 9/25 at 103.00 768,534
1,115 5.000%, 9/01/48 9/25 at 103.00 1,131,867
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax Allocation
Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38
11/25 at 100.00 1,925,994
1,500 Brea Redevelopment Agency, Orange County, California, Tax Allocation
Bonds, Project Area AB, Series 2003, 0.000%, 8/01/28 - AMBAC Insured
No Opt. Call 1,268,100
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 1,709,502
4,590 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 3,077,357
700 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 610,870
3,150 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020B, 4.000%, 9/01/50
9/27 at 103.00 2,534,132
California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2021A:
1,095 4.000%, 9/01/46 9/28 at 103.00 945,228
1,505 4.000%, 9/01/51 9/28 at 103.00 1,254,453
3,990 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022C, 6.250%, 9/01/52
9/29 at 103.00 3,995,975
3,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022D, 6.125%, 9/01/52
9/29 at 103.00 3,066,676
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-06, Series 2022B, 6.000%, 9/01/52
9/29 at 103.00 1,013,749
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,170,985

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2023-5, Improvement Area 1 Series 2023:
$ 400 5.250%, 9/01/43 , (WI/DD) No Opt. Call $ 405,293
1,060 5.625%, 9/01/53 , (WI/DD) No Opt. Call 1,081,139
355 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding
Series 2015, 5.000%, 9/01/37
9/25 at 100.00 360,310
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series
2013A:
1,000 5.000%, 9/01/33 1/24 at 100.00 1,000,953
2,000 5.125%, 9/01/42 1/24 at 100.00 2,000,861
3,420 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2 University
District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 3,466,015
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A, 5.625%,
9/01/45
9/25 at 100.00 2,541,656
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 3,057,684
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 5,345,072
1,200 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2018-02, McSweeny, Improvement Area
1 Series 2023, 5.250%, 9/01/53
9/30 at 103.00 1,185,959
340 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2 Atwell,
Series 2022, 5.250%, 9/01/52
9/32 at 100.00 342,680
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series 2021-01,
4.000%, 9/01/51
9/31 at 100.00 1,659,316
2,000 California Statewide Communities Development Authority, Special Tax Bonds,
Community Facilities District 2021-02 Citro, Series 2023, 5.000%, 9/01/53
9/30 at 103.00 2,046,596
1,635 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2022-07, Improvement Area Number 1,
Watson Ranch, Series 2023, 5.000%, 9/01/53
9/30 at 103.00 1,632,795
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Refunding Series
2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 3,580,011
1,120 5.000%, 9/02/40 9/25 at 100.00 1,130,813
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%,
9/02/41
12/23 at 100.00 458,912
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%,
9/02/43
1/24 at 100.00 2,275,696
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%,
9/02/44
9/24 at 100.00 2,066,779
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A, 5.000%,
9/02/45
9/26 at 100.00 2,259,046
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 1,736,049
3,310 5.000%, 9/02/46 9/26 at 100.00 3,338,910
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A, 5.000%,
9/02/46
9/27 at 100.00 487,087

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%,
9/02/47
9/27 at 100.00 $ 380,178
920 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B, 5.000%,
9/02/48
9/28 at 100.00 935,884
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2019B:
1,150 5.000%, 9/02/44 9/29 at 100.00 1,170,248
1,685 5.000%, 9/02/49 9/29 at 100.00 1,707,229
725 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2019C, 5.000%,
9/02/44
9/29 at 100.00 736,304
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2020A:
850 4.000%, 9/02/50 9/30 at 100.00 697,099
805 5.000%, 9/02/50 9/30 at 100.00 806,401
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2022C:
1,500 5.125%, 9/02/42 9/32 at 100.00 1,496,867
2,000 5.375%, 9/02/52 9/32 at 100.00 2,002,485
3,980 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/40
9/30 at 100.00 3,511,125
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call 733,093
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,558,609
Chula Vista, California, Special Tax Bonds, Community Facilities District 16-I
Millenia Improvement Area 1, Series 2018:
895 5.000%, 9/01/43 9/25 at 103.00 917,118
1,115 5.000%, 9/01/48 9/25 at 103.00 1,133,290
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017, 5.000%,
9/01/47
9/27 at 100.00 323,976
Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008:
410 5.250%, 9/01/27 - AMBAC Insured 1/24 at 100.00 410,155
210 5.000%, 9/01/32 - AMBAC Insured 1/24 at 100.00 209,988
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-1
Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37
9/24 at 103.00 692,851
Corona, California, Special Tax Bonds, Community Facilities District 2018-1
Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 2,201,622
1,250 5.000%, 9/01/48 9/24 at 103.00 1,269,529
345 Corona, California, Special Tax Bonds, Community Facilities District 2018-2
Sierra Bella, Series 2022A, 5.000%, 9/01/51
9/29 at 103.00 352,043
1,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 834,221
Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds,  Improvement Area 4, Series 2022:
1,000 5.500%, 9/01/47 9/29 at 103.00 1,029,098
1,000 5.500%, 9/01/51 9/29 at 103.00 1,023,497
6,300 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/39
9/26 at 103.00 6,539,315
1,250 Dublin, California, Special Tax Bonds, Community Facilities District 2015-1
Dublin Crossing Improvement Area 5, Series 2023, 5.375%, 9/01/51 , (WI/DD)
9/29 at 103.00 1,266,728
250 El Dorado County, California, Special Tax Bonds, Community Facilities District
2005-2, Series 2006, 5.100%, 9/01/36
3/24 at 100.00 250,718
Elsinore Valley Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2020-1 Horsethief Area 1A, Series 2021A:
1,685 4.000%, 9/01/41, 144A 9/28 at 103.00 1,498,981
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 1,020,243

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Elsinore Valley Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2020-1 Horsethief Improvement Area 2A, Series
2021A:
$ 1,565 4.000%, 9/01/41, 144A 9/28 at 103.00 $ 1,392,228
2,325 4.000%, 9/01/51, 144A 9/28 at 103.00 1,908,211
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-1
Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/24 at 100.00 433,716
Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 20 Russell Ranch, Series 2020:
1,250 5.125%, 9/01/47 9/29 at 103.00 1,258,889
1,300 5.125%, 9/01/52 9/29 at 103.00 1,299,752
1,075 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area 1,
Series 2020, 4.000%, 9/01/45
9/27 at 103.00 895,378
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area 1,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 3,948,177
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 1,003,738
Folsom, California, Special Tax Bonds, Community Facilities District 16 Islands
at Parkshore Improvement Area 1, Series 2018:
500 4.000%, 9/01/43 1/24 at 103.00 451,378
1,545 4.000%, 9/01/48 1/24 at 103.00 1,336,982
Fontana, California,  Special Tax Bonds, Community Facilities District 106,
Mountain View, Series 2022:
375 4.250%, 9/01/38 9/29 at 103.00 364,014
500 4.500%, 9/01/43 9/29 at 103.00 478,810
4,040 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%, 6/01/51
12/31 at 100.00 4,147,360
Hemet Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2021-7, Series 2023:
1,000 5.000%, 9/01/43 9/30 at 103.00 1,021,981
1,000 5.000%, 9/01/53 9/30 at 103.00 997,116
375 HTA CL 6 TR CTFS CL L-2028 UNITS, 5.250%, 7/01/38 12/23 at 100.00 375,277
1,030 Imperial, California, Special Tax Bonds, Community Facilities District 2005-1
Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 1,048,150
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area
Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%,
8/15/28
1/24 at 100.00 155,360
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39
9/24 at 100.00 503,164
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 3,401,382
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
3/24 at 100.00 1,224,603
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 858,973
Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2013-1, Series 2017:
800 4.000%, 9/01/42 9/24 at 103.00 720,346
1,000 4.000%, 9/01/47 9/24 at 103.00 865,317
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 428,795
600 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1
Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 605,814
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1
Central Lathrop Specific Plan Improvement Areas 5, Series 2019:
595 5.650%, 9/01/38 9/26 at 103.00 605,024
945 5.750%, 9/01/43 9/26 at 103.00 953,858

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds,
Series 2013B:
$ 775 5.125%, 9/01/28 1/24 at 100.00 $ 775,789
390 5.250%, 9/01/32 1/24 at 100.00 390,424
Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1
Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 929,305
1,815 5.000%, 9/01/43 9/24 at 100.00 1,820,697
2,615 (c),(f) Los Alamitos Unified School District, Orange County, California, Certificates
of Participation, Series 2012, 0.000%, 8/01/42
8/29 at 100.00 2,805,680
1,750 Los Angeles County Community Facilities District 2021-01, California, Special
Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022, 5.000%,
9/01/47
9/29 at 103.00 1,769,342
8,660 Madera County, California, Special Tax Bonds, Community Facilities District
2021-1 Tesoro Viejo II Improvement Area 1, Series 2022, 5.750%, 9/01/53
9/29 at 103.00 8,480,045
2,022 Manteca Unified School District, San Joaquin County, California, Certificates
of Participation, Series 2004, 0.000%, 9/15/33 - NPFG Insured
No Opt. Call 1,404,891
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 464,446
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 2,954,641
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2006-1, Series 2014:
500 4.125%, 9/01/39 3/24 at 101.00 477,559
500 4.250%, 9/01/44 3/24 at 101.00 461,880
500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 430,764
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 7, Series
2021:
1,325 5.125%, 9/01/47 9/29 at 103.00 1,342,846
2,000 5.250%, 9/01/52 9/29 at 103.00 2,031,254
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,012,084
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2011-1, Improvement Area 1, Series
2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 2,010,472
500 4.250%, 9/01/44 9/24 at 100.00 461,880
1,000 5.000%, 9/01/44 9/24 at 100.00 1,003,133
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2022, 4.625%, 9/01/52
9/29 at 103.00 935,017
750 Menifee, California, Special Tax Bonds, Community Facilities District 2021-1,
Banner Park Series 2023A, 5.000%, 9/01/53
9/29 at 103.00 747,837
Menifee, California, Special Tax Bonds, Community Facilities District 2022-1,
Quartz Ranch Series 2023A:
700 5.000%, 9/01/48 9/30 at 103.00 708,608
1,000 5.000%, 9/01/53 9/30 at 103.00 1,002,351
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC Insured
No Opt. Call 1,055,000
835 Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1,
Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 842,890
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 981,792
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 968,321
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5
Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 835,192

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005:
$ 980 (d) 1.908%, 9/01/28 3/24 at 100.00 $ 343,168
2,927 (d) 1.943%, 9/01/36 3/24 at 100.00 1,024,304
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District 2006-
1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 1,281,865
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28 New
Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,214,911
825 Ontario, California, Special Tax Bonds, Community Facilities District 54
Esperanza Facilities, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 750,046
845 Ontario, California, Special Tax Bonds, Community Facilities District 55
Parklane Facilities, Series 2022, 5.000%, 9/01/53
9/29 at 103.00 843,861
Orange County, California, Special Tax Bonds, Community Facilities District
2021-1 Rienda, Series 2022A:
350 5.000%, 8/15/42 8/29 at 103.00 356,855
3,400 5.000%, 8/15/47 8/29 at 103.00 3,423,033
Palm Desert, California, Special Tax Bonds, Community Facilities District 2021-
1 University Park, Series 2021:
315 3.000%, 9/01/31 9/28 at 103.00 289,279
1,340 4.000%, 9/01/51 9/28 at 103.00 1,120,395
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30
- AMBAC Insured
No Opt. Call 960,163
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020, 4.000%,
9/01/48
9/27 at 103.00 960,731
2,990 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%, 8/01/27 -
AMBAC Insured
No Opt. Call 2,633,820
3,000 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 1,942,488
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.750%, 7/01/53
7/28 at 100.00 2,839,117
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
4,645 4.329%, 7/01/40 7/28 at 100.00 4,408,322
2,610 4.536%, 7/01/53 7/28 at 100.00 2,385,244
2,670 4.784%, 7/01/58 7/28 at 100.00 2,515,313
Rancho Cardova, California, Special Tax Bonds, Community Facilities District
2005-1 Sunridge North Douglas Series 2015:
1,200 5.000%, 9/01/40 9/25 at 100.00 1,210,565
1,250 5.000%, 9/01/45 9/25 at 100.00 1,257,700
1,590 Rancho Cordova, California, Special Tax Bonds, Communities Facilities
District 2014-1 Montelena, Series 2022, 5.000%, 9/01/42
9/28 at 103.00 1,615,196
Rancho Cordova, California, Special Tax Bonds, Community Facilities District
2022-1 Arista Del Sol, Improvement Area 1 Series 2023:
250 5.000%, 9/01/38 9/29 at 103.00 256,138
525 5.125%, 9/01/43 9/29 at 103.00 534,584
1,300 5.375%, 9/01/53 9/29 at 103.00 1,323,177
Redwood City Redevelopment Agency, California, Tax Allocation Bonds,
Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call 1,443,920
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call 962,849
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-1
Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 1,189,412
1,185 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding Series
2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 1,165,257

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate Series
2022B-2:
$ 1,000 5.000%, 9/01/42 9/29 at 103.00 $ 1,001,200
1,525 5.250%, 9/01/47 9/29 at 103.00 1,540,594
2,015 5.000%, 9/01/52 9/29 at 103.00 1,938,864
1,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements, Series
2019, 4.000%, 9/01/46
9/26 at 103.00 829,939
1,295 Riverside County Asset Leasing Corporation, California, Leasehold Revenue
Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 -
NPFG Insured
No Opt. Call 1,185,256
2,115 Riverside County, California, Special Tax Bonds, Community Facilities District
03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 2,135,998
870 Riverside County, California, Special Tax Bonds, Community Facilities District
04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
3/24 at 100.00 872,518
660 Riverside County, California, Special Tax Bonds, Community Facilities District
05-8 Scott Road, Series 2013, 5.000%, 9/01/32
1/24 at 100.00 660,637
Riverside County, California, Special Tax Bonds, Community Facilities District
07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 1,016,911
535 5.000%, 9/01/45 9/27 at 100.00 541,993
Rocklin Unified School District, Placer County, California, Special Tax Bonds,
Community Facilities District 2, Series 2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call 672,963
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call 739,243
815 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 825,156
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call 651,185
2,635 Romoland School District, California, Special Tax Bonds, Community Facilities
District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%,
9/01/43
1/24 at 100.00 2,635,646
Roseville, California, Special Tax Bonds, Community Facilities District 1
Creekview Improvement Area 2, Series 2023:
480 5.000%, 9/01/43 9/29 at 103.00 476,094
1,500 5.250%, 9/01/53 9/29 at 103.00 1,484,659
2,360 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 2,392,430
Roseville, California, Special Tax Bonds, Community Facilities District 1 Ranch
at Sierra Vista, Public Facilities Series 2023:
1,000 5.000%, 9/01/43 9/30 at 103.00 1,017,287
1,150 5.000%, 9/01/53 9/30 at 103.00 1,139,662
625 Roseville, California, Special Tax Bonds, Community Facilities District 1
Villages at Sierra Vista, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 563,869
1,100 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westbrook, Series 2014, 5.000%, 9/01/34
9/24 at 100.00 1,108,716
2,050 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 2,072,666
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico Community
Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 2,731,646
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 230,004
1,510 (c) Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-
XG0100, 8.897%, 12/01/33 - AMBAC Insured, 144A, (IF)
No Opt. Call 2,575,141
Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call 3,189,590
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call 3,155,052
265 Sacramento, California, Special Tax Bonds, Community Facilities District 05-1
College Square, Series 2007, 5.900%, 9/01/37
3/24 at 100.00 266,168

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,600 Sacramento, California, Special Tax Bonds, Community Facilities District 2018-
01 Railyards, Improvements Series 2022, 5.375%, 9/01/52, 144A
9/29 at 103.00 $ 1,623,179
Sacramento, California, Special Tax Bonds, North Natomas Community
Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 732,471
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 1,922,308
428 (d) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.100%, 12/31/26
No Opt. Call 21,400
1,485 San Bernardino Community Facilities District Number 2020-1, California,
Special Tax Bonds, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 1,331,570
375 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG Insured
No Opt. Call 380,199
550 San Bernardino County, California, Special Tax Bonds, Community Facilities
District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 555,026
1,500 San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds, Housing
Increment Series 2022B, 5.000%, 9/01/52, 144A
9/32 at 100.00 1,388,978
855 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters Point
Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39
8/24 at 100.00 858,816
1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment Project,
Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 1,252,292
12,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment Project,
Subordinate Series 2016D, 0.000%, 8/01/43, 144A
1/24 at 38.02 4,778,119
1,450 San Francisco City and County Special Tax District 2020-1, California, Special
Tax Bonds, Mission Rock Facilities and Services, Series 2023B, 5.750%,
9/01/53, 144A , (WI/DD)
9/30 at 103.00 1,471,635
1,000 San Francisco City and County Special Tax District 2020-1, California, Special
Tax Bonds, Mission Rock Facilities and Services, Shoreline Tax Zone 1 Series
2023C, 5.750%, 9/01/53, 144A , (WI/DD)
9/30 at 103.00 1,014,921
11,755 (c) San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45, (UB)
4/27 at 100.00 11,769,541
3,900 San Francisco City and County, California, Development Special Tax Bonds,
Mission Rock Facilities and Services Special Tax District 2020-1, Series 2021C,
4.000%, 9/01/51, 144A
9/28 at 103.00 3,109,083
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2014-1 Transbay Transit Center, Green Series 2022A:
1,000 (c) 5.000%, 9/01/42, (UB) 9/32 at 100.00 1,057,079
1,735 (c) 5.000%, 9/01/47, (UB) 9/32 at 100.00 1,809,451
1,150 (c) 5.000%, 9/01/52, (UB) 9/32 at 100.00 1,188,098
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 1, Series 2020:
1,550 4.000%, 9/01/42 9/27 at 103.00 1,392,124
2,900 4.000%, 9/01/50 9/27 at 103.00 2,445,240
1,000 San Jacinto Unified School District, California, Community Facilities District
2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46
3/24 at 103.00 772,586
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A:
55 6.250%, 7/01/24 No Opt. Call 55,941
5,000 Stockton, California, Special Tax Revenue Bonds, Community Facilities District
19-1, Cannery Park II, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 4,883,541
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 1,356,508
5,400 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2014-1, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 4,879,305
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East
2012B, 5.250%, 9/01/42
1/24 at 100.00 4,002,457

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public
Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 $ 2,015,650
3,250 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public
Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 2,774,196
1,045 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 1,088,891
1,750 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2023A, 5.000%, 9/01/49
9/29 at 103.00 1,736,451
400 Temecula Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%,
9/01/44
3/24 at 101.00 368,519
1,195 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/49
9/25 at 103.00 1,200,737
2,700 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.875%, 9/01/53
9/29 at 103.00 2,830,673
1,000 Val Verde Unified School District, California, Special Tax Bonds, Community
Facilities District 2018-2, Stratford Improvement Area 2 Series 2023, 5.000%,
9/01/54
9/29 at 103.00 997,076
700 Victor Valley Union High School District, San Bernardino County, California,
Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%,
9/01/43
12/23 at 100.00 700,133
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39, 144A
10/24 at 100.00 816,577
West Patterson Financing Authority, California, Special Tax Bonds, Community
Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 358,314
785 5.250%, 9/01/45 9/25 at 100.00 793,212
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities District
27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 2,844,591
5,605 West Sacramento, California, Special Tax Bonds, Community Facilities District
27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 5,636,395
1,890 Westside Union School District, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area B, Series 2023, 5.250%, 9/01/52
9/29 at 103.00 1,847,140
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017, 5.000%,
9/01/47
9/26 at 100.00 1,460,282
1,855 Woodland, California, Special Tax Bonds, Community Facilities District 2004-1
Spring Lake, Refunding & Capital Projects Series 2016, 4.000%, 9/01/45
9/26 at 100.00 1,671,385
290 (d) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27
12/23 at 100.00 124,700
Total Tax Obligation/Limited 355,183,970
Transportation - 14.2%
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C:
9,400 (c) 5.400%, 10/01/49 - AGM Insured, (UB) 10/37 at 100.00 4,872,453
24,890 (c) 5.450%, 10/01/52 - AGM Insured, (UB) 10/37 at 100.00 12,780,308
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B:
4,000 (c) 5.300%, 10/01/47, (UB) 10/37 at 100.00 2,062,219
8,405 (c) 5.350%, 10/01/48, (UB) 10/37 at 100.00 4,309,908
5,185 (c) 5.375%, 10/01/49, (UB) 10/37 at 100.00 2,651,594
7,080 (c) 5.400%, 10/01/50, (UB) 10/37 at 100.00 3,606,065
7,410 (c),(f) 0.000%, 10/01/51 - AGM Insured, (UB) 10/37 at 100.00 3,815,108
4,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 3,873,215
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 10,043,665

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
1/24 at 101.00 $ 4,817,865
10,845 (c) Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46, (UB)
1/31 at 100.00 10,421,509
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
5,000 0.000%, 1/15/37 - AGM Insured No Opt. Call 2,971,968
1,775 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 1,776,812
2,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%, 1/15/53 -
AGM Insured
7/27 at 100.00 2,372,000
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 260,519
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 414,138
10,000 (c) Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44,
(AMT), (UB)
11/27 at 100.00 10,194,736
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B:
6,680 5.000%, 7/01/53, (AMT) 7/33 at 100.00 6,911,900
10,000 (c) 5.250%, 7/01/58, (AMT), (UB) 7/33 at 100.00 10,491,940
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B:
5,000 (c) 5.000%, 7/01/51, (AMT), (UB) 7/31 at 100.00 5,126,087
13,330 5.000%, 7/01/56, (AMT) 7/31 at 100.00 13,617,480
20,000 (c) San Francisco Airport Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2023C, 5.750%, 5/01/48,
(AMT), (UB)
5/33 at 100.00 22,241,370
4,500 (c) San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2019A, 4.000%, 5/01/49,
(AMT), (UB)
5/29 at 100.00 4,146,168
5,165 (c) San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2018D, 5.000%, 5/01/48, (AMT), (UB)
5/28 at 100.00 5,248,593
200 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%,
1/15/49
1/25 at 100.00 201,464
50 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/31 - NPFG
Insured
No Opt. Call 38,417
6,650 (c) San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB)
3/27 at 100.00 6,373,353
1,200 West Indian Company Limited, Virgin Island, Port Facilities Revenue Bonds,
WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 1,143,327
Total Transportation 156,784,181
U.S. Guaranteed - 0.5% (g)
Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public
Improvement Project, Series 1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 1,562,784
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 41,313
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
265 5.000%, 6/01/37, (Pre-refunded 6/01/27), 144A 6/27 at 100.00 280,998
265 5.000%, 6/01/47, (Pre-refunded 6/01/27), 144A 6/27 at 100.00 280,999
California School Finance Authority, Educational Facility Revenue Bonds,
Partnerships to Uplift Communities Valley Project, Series 2014:
1,605 6.400%, 8/01/34, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 1,612,107
2,040 6.750%, 8/01/44, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 2,049,979

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (g) (continued)
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A:
$ 55 6.250%, 7/01/24, (ETM) No Opt. Call $ 55,954
Total U.S. Guaranteed 5,884,134
Utilities - 9.8%
17,780 (c) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30), (UB)
8/30 at 100.12 19,352,426
44,950 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54 , (WI/DD)
No Opt. Call 46,826,662
1,100 California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT), 5.000%, 11/21/45, (AMT), 144A
7/33 at 100.00 1,116,689
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 503,164
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call 26,793
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call 61,490
420 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call 443,212
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 2,910,961
5 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 5,009
8,000 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable
Build America Bonds, Series 2010YY, 4.050%, 7/01/40
1/24 at 100.00 2,063,182
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call 1,132,649
25 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series
2005SS, 3.926%, 7/01/30
1/24 at 100.00 7,185
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series
2010DDD:
1,030 (d),(e) 3.625%, 7/01/21 7/20 at 100.00 304,153
1,000 (d),(e) 3.957%, 7/01/25 7/20 at 100.00 275,393
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series
2012A:
1,415 (d),(e) 4.800%, 7/01/29 1/24 at 100.00 395,989
5,385 (d),(e) 3.957%, 7/01/42 1/24 at 100.00 1,575,800
2,925 (d),(e) 5.050%, 7/01/42 1/24 at 100.00 808,355
85 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN,
5.500%, 7/01/20
No Opt. Call 22,896
1,950 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT,
3.957%, 7/01/32
1/24 at 100.00 531,165
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
500 (d),(e) 5.250%, 7/01/24 1/24 at 100.00 135,594
275 (d),(e) 5.250%, 7/01/25 1/24 at 100.00 75,823
3,000 (d),(e) 5.250%, 7/01/27 1/24 at 100.00 804,610
1,020 (d),(e) 5.250%, 7/01/31 1/24 at 100.00 276,455
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
135 (d),(e) 5.000%, 7/01/24 1/24 at 100.00 37,185
200 (d),(e) 4.800%, 7/01/27 1/24 at 100.00 58,135
2,000 (d),(e) 3.990%, 7/01/28 1/24 at 100.00 539,828
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
1,445 (d),(e) 3.926%, 7/01/25 1/24 at 100.00 405,154
95 (d),(e) 3.978%, 7/01/26 1/24 at 100.00 25,817
1,000 (d),(e) 5.250%, 7/01/35 1/24 at 100.00 277,283
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
165 (d),(e) 5.000%, 7/01/21 7/20 at 100.00 45,448
1,695 (d),(e) 5.000%, 7/01/23 No Opt. Call 477,429
1,000 (d),(e) 5.250%, 7/01/26 1/24 at 100.00 282,903

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
$ 220 (d),(e) 7.250%, 7/01/30 1/24 at 100.00 $ 55,299
4,430 (d),(e) 6.750%, 7/01/36 1/24 at 100.00 1,136,303
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
915 (d),(e) 3.988%, 7/01/24 1/24 at 100.00 248,368
1,000 (d),(e) 3.978%, 7/01/33 1/24 at 100.00 271,704
295 (d),(e) 3.999%, 7/01/38 1/24 at 100.00 78,922
2,380 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 5.950%, 7/01/30
1/24 at 100.00 624,111
San Joaquin County, California, Revenue Bonds, CSA County Service Area 31,
Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 1,276,249
1,500 5.000%, 8/01/42 8/28 at 100.00 1,522,811
Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call 1,045,733
220 5.000%, 11/01/33 No Opt. Call 233,187
2,190 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 2,165,787
150 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 149,293
West County Facilities Financing Authority, California, Wastewater Revenue
Bonds, Green Series 2021:
5,020 (c) 4.000%, 6/01/46, (UB) 6/31 at 100.00 5,023,501
13,245 (c) 4.000%, 6/01/51, (UB) 6/31 at 100.00 13,082,245
Total Utilities 108,718,350
Total Municipal Bonds
(cost $1,377,265,471) 1,307,254,244
Total Long-Term Investments
(cost $1,377,265,471) 1,307,254,244
Floating Rate Obligations - (21.0)%   (231,664,000)
Other Assets & Liabilities, Net - 2.6% 28,860,786
Net Assets - 100% $ 1,104,451,030

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,295,223,673 $ 12,030,571 $ 1,307,254,244
Total
$ – $ 1,295,223,673 $ 12,030,571 $ 1,307,254,244
Level 3
California High Yield Municipal Bonds
Balance at the beginning of period $283,348
Gains (losses):
Net realized gains (losses) 6,846
Change in net unrealized appreciation (depreciation) (6,846)
Purchases at cost -
Sales at proceeds (93,265)
Net discounts (premiums) -
Transfers into 11,840,488
Transfers (out of) -
Balance at the end of period $12,030,571
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(18,351,886)
Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Municipal Bonds $12,030,571 Expected Recovery Recovery Proceeds 100% N/A
Discounted Cash Flow Yield Spread 1.55%-1.93% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 24%-130% N/A
Scenario Weights 2%-60% N/A
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Municipal Bonds $- $- $- $(11,840,488) $11,840,488 $-
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.

Nuveen California Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.5%
X
1,658,318,312
MUNICIPAL BONDS - 99.5%   X 1,658,318,312
Consumer Staples - 0 .0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A,
4.000%, 6/01/49
6/30 at 100.00 $ 333,279
Total Consumer Staples 333,279
Education and Civic Organizations - 6 .5%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/45
4/25 at 100.00 5,045,370
3,000 California Educational Facilities Authority, Revenue Bonds, University of the
Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 3,075,300
California Educational Facilities Authority, Revenue Bonds, University of the
Pacific, Series 2023:
2,040 5.000%, 11/01/43 11/33 at 100.00 2,177,051
3,240 4.250%, 11/01/48 11/33 at 100.00 3,197,189
500 California Municipal Finance Authority Charter School Revenue Bonds, John
Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
1/24 at 101.00 472,657
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill Industries
of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%,
1/01/35
1/25 at 100.00 1,071,185
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A:
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 7,560,971
6,980 5.000%, 12/31/47, (AMT) 6/28 at 100.00 7,030,079
920 California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools - Obligated Group, Series 2017, 5.000%, 6/01/27, 144A
No Opt. Call 921,023
250 California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools Obligated Group, Series 2017, 5.000%, 6/01/54, 144A
6/27 at 100.00 220,012
2,935 California School Finance Authority Charter School Revenue Bonds, Fenton
Schools - Obligated Group, Series 2020A, 5.000%, 7/01/50, 144A
7/27 at 100.00 2,704,335
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A:
1,045 5.000%, 8/01/40, 144A 8/25 at 100.00 1,050,794
1,100 5.000%, 8/01/45, 144A 8/25 at 100.00 1,101,946
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
450 5.000%, 8/01/36, 144A 8/25 at 100.00 455,059
460 5.000%, 8/01/46, 144A 8/25 at 100.00 460,516
815 California School Finance Authority, Charter School Revenue Bonds, Aspire
Public School - Obligated Group,Issue No.6, Series 2020A, 5.000%, 8/01/52,
144A
8/28 at 100.00 808,808
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
235 5.000%, 6/01/47, 144A 6/27 at 100.00 211,323
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 383,725
500 5.000%, 6/01/51, 144A 6/26 at 100.00 458,816
375 California School Finance Authority, Charter School Revenue Bonds, Kepler
Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 374,630
550 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/43, 144A
8/33 at 100.00 551,181
285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education - Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 285,850

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 280 California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools - Obligated Group, Series 2023A, 5.000%, 6/01/43, 144A
6/31 at 100.00 $ 274,700
750 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 748,642
830 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46,
144A
7/25 at 100.00 823,919
5,235 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52,
144A
7/25 at 101.00 5,244,037
680 California School Finance Authority, School Facility Revenue Bonds, Granada
Hills Charter High School Obligated Group, Series 2021A, 4.000%, 7/01/48,
144A
7/28 at 100.00 554,530
545 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.000%, 7/01/40, 144A
7/28 at 103.00 545,496
California State University, Systemwide Revenue Bonds, Series 2018A:
3,100 5.000%, 11/01/43 11/28 at 100.00 3,294,780
15,665 5.000%, 11/01/48 11/28 at 100.00 16,487,340
5,210 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/51
11/29 at 100.00 5,543,495
7,100 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/39
11/30 at 100.00 6,173,909
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%, 11/01/28
11/25 at 100.00 1,161,977
15,325 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 15,942,590
11,620 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 12,285,223
Total Education and Civic Organizations 108,698,458
Financials - 0 .0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call 2,057
Total Financials 2,057
Health Care - 12 .9%
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
17,205 5.000%, 11/15/46 11/26 at 100.00 17,528,490
3,815 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 3,915,345
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A:
1,225 5.000%, 11/15/36 11/27 at 100.00 1,292,627
11,100 5.000%, 11/15/48 11/27 at 100.00 11,387,904
7,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai
Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 6,868,724
3,850 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 3,888,209
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of Hope
National Medical Center, Series 2012A, 4.000%, 11/15/39
1/24 at 100.00 5,851,948
California Health Facilities Financing Authority, Revenue Bonds, City of Hope
National Medical Center, Series 2019:
7,850 4.000%, 11/15/45 11/29 at 100.00 7,262,601
2,700 5.000%, 11/15/49 11/26 at 100.00 2,726,964
California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A:
10,750 4.000%, 4/01/40 4/30 at 100.00 10,498,206
3,175 4.000%, 4/01/45 4/30 at 100.00 3,030,575
36,320 4.000%, 4/01/49 4/30 at 100.00 34,126,769
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 3,962,445

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,825 California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 $ 1,833,383
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical
Center, Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 250,376
California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare
Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 1,819,833
11,500 5.250%, 11/01/41 11/26 at 100.00 11,418,988
6,750 5.000%, 11/01/47 11/26 at 100.00 6,086,233
3,810 5.250%, 11/01/47 11/26 at 100.00 3,648,618
5,300 California Municipal Finance Authority, Reveue Bonds, Community Medical
Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 5,350,602
2,950 California Municipal Financing Authority, Certificates of Participation, Palomar
Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 3,231,889
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 2,006,628
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 2,528,837
6,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 6,008,231
20,750 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 20,148,505
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 8,480,255
California Statewide Communities Development Authority, Revenue Bonds,
Adventist Health System/West, Series 2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 1,335,862
1,000 5.000%, 3/01/45 3/26 at 100.00 1,008,032
4,650 California Statewide Communities Development Authority, Revenue Bonds,
Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 4,702,899
10,000 California Statewide Communities Development Authority, Revenue Bonds,
Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45
12/23 at 100.00 8,705,493
1,365 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 1,474,039
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
23 (c),(d) 5.750%, 7/01/24 1/22 at 100.00 22,757
26 (c),(d) 5.750%, 7/01/30 1/22 at 100.00 26,165
2 (c),(d) 5.750%, 7/01/35 1/22 at 100.00 1,704
25 (c),(d) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 24,626
3,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series 2015B,
5.000%, 6/01/40
6/25 at 100.00 2,486,410
5,000 Palomar Health System, California, Revenue Bonds, Refunding Series 2017,
5.000%, 11/01/42
11/27 at 100.00 5,029,403
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 1,650,755
2,800 Washington Township Health Care District, California, Revenue Bonds, Series
2017A, 5.000%, 7/01/42
7/27 at 100.00 2,733,103
Total Health Care 214,354,433

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 14 .2%
$ 19,170 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 $ 11,861,844
15,920 California Community Housing Agency, California, Essential Housing Revenue
Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 12,054,393
26,675 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 20,866,527
1,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56,
144A
2/31 at 100.00 1,407,781
560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50, 144A
8/32 at 100.00 395,874
440 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 395,293
2,850 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%,
8/01/49, 144A
8/29 at 100.00 2,590,305
21,320 California Community Housing Agency, Workforce Housing Revenue Bonds,
Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 16,733,558
11,078 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 11,019,257
12,377 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 11,510,585
1,515 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 1,491,240
9,773 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 9,456,256
California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Caritas Affordable Housing Inc Projects, Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 171,207
455 5.250%, 8/15/49 8/24 at 100.00 456,870
3,050 California Statewide Community Development Authority, Multifamily Housing
Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1,
5.420%, 12/01/34 - AMBAC Insured, (AMT)
1/24 at 100.00 2,899,679
20,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 14,120,009
5,675 CMFA Special Finance Agency, California, Essential Housing Revenue Bonds,
Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58, 144A
2/32 at 100.00 4,142,986
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47, 144A
5/32 at 100.00 719,912
8,660 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57, 144A
5/32 at 100.00 5,863,182
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B,
4.000%, 10/01/46, 144A
10/31 at 100.00 927,505
5,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 4,225,592
26,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 19,325,516
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A
1/31 at 100.00 11,417,394
2,835 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41, 144A
8/31 at 100.00 2,364,380
4,640 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A
8/31 at 100.00 3,112,800
5,205 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and A-2,
3.250%, 7/01/56, 144A
7/32 at 100.00 3,427,551

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 17,875 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 $ 12,348,236
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1:
1,615 3.000%, 7/01/43, 144A 7/32 at 100.00 1,167,419
4,750 3.125%, 7/01/56, 144A 7/32 at 100.00 2,982,712
395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B, 4.000%,
3/01/57, 144A
3/32 at 100.00 274,058
16,415 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 11,956,433
3,765 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 2,611,199
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 4,073,038
7,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 4,789,012
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 1,693,882
3,995 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 2,785,418
16,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 10,113,035
3,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2,
4.000%, 12/01/58
6/32 at 100.00 2,246,418
10,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 6,491,140
520 Independent Cities Finance Authority, California, Mobile Home Park Revenue
Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25
No Opt. Call 522,738
Total Housing/Multifamily 237,012,234
Long-Term Care - 0 .1%
1,300 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Series 2015, 5.000%, 7/01/39
7/25 at 100.00 1,326,463
Total Long-Term Care 1,326,463
Tax Obligation/General - 9 .9%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call 919,186
5,570 Bakersfield City School District, Kern County, California, General Obligation
Bonds, Series 2012C, 0.000%, 5/01/42
5/40 at 100.00 3,870,817
11,350 California State, General Obligation Bonds, Refunding Various Purpose Series
2019, 5.000%, 4/01/25
No Opt. Call 11,641,673
California State, General Obligation Bonds, Various Purpose Series 2016:
2,500 5.000%, 9/01/45 9/26 at 100.00 2,580,986
835 5.000%, 9/01/46 9/26 at 100.00 861,148
22,700 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 23,293,212
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 1,772,091
3,385 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%, 8/01/55
8/30 at 100.00 3,609,861
4,900 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Election 2014, Series 2019C, 4.000%, 8/01/49
8/28 at 100.00 4,879,904

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 $ 14,502,491
2,745 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47
8/28 at 100.00 2,751,850
7,000 Hacienda La Puente Unified School District, Los Angeles County, California,
General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47
8/27 at 100.00 7,006,826
30 Long Beach Unified School District, Los Angeles County, California, General
Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29
1/24 at 100.00 30,051
6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 6,262,303
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 10,001,360
4,040 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 4,050,768
2,290 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
5.000%, 8/01/44
8/29 at 100.00 2,456,449
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 11,309,967
7,070 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 0.000%,
7/01/33
7/31 at 89.94 4,313,131
30,295 San Francisco Bay Area Rapid Transit District, California, General Obligation
Bonds, Election of 2016, Green Series 2020C-1, 4.000%, 8/01/45
8/29 at 100.00 30,398,763
1,535 (e) San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured
8/28 at 100.00 1,487,162
2,000 Victor Valley Union High School District, San Bernardino County, California,
General Obligation Bonds, 20008 Election Series 2009A, 5.750%, 8/01/31 -
AGC Insured
8/26 at 100.00 2,162,861
3,080 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B, 5.000%, 8/01/43
8/24 at 100.00 3,088,423
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40
8/24 at 100.00 649,003
8,640 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45
8/25 at 100.00 8,105,047
1,100 West Contra Costa Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call 1,120,666
3,500 (e) Yosemite Community College District, California, General Obligation Bonds,
Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
No Opt. Call 2,732,801
Total Tax Obligation/General 165,858,800
Tax Obligation/Limited - 11 .2%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 1,014,824
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District 93-1
Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 1,050,657
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds, Series
2005, 5.000%, 10/01/36 - AMBAC Insured
1/24 at 100.00 1,660,558
1,025 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 - AGM
Insured
1/24 at 100.00 1,026,034
200 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 201,118
2,235 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 1,498,451
2,040 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters Expansion,
Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/44
8/29 at 100.00 2,157,911
1,960 California Infrastructure and Economic Development Bank, Revenue Bonds,
North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%,
12/01/25 - AMBAC Insured
1/24 at 100.00 1,962,652
750 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 654,503

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 4,325 California State Public Works Board, Lease Revenue Bonds, California Air
Resources Board, Southern California Headquarters - Mary D. Nichols
Campus, Green Series 2022D, 4.000%, 5/01/47
5/32 at 100.00 $ 4,310,294
2,000 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2014A,
5.000%, 9/01/39
9/24 at 100.00 2,013,203
California State Public Works Board, Lease Revenue Bonds, Judicial Council
of California, New Stockton Courthouse, Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 5,179,163
2,600 5.000%, 10/01/33 10/24 at 100.00 2,629,620
3,820 5.000%, 10/01/34 10/24 at 100.00 3,859,166
2,000 5.000%, 10/01/39 10/24 at 100.00 2,014,826
355 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%,
9/02/41
12/23 at 100.00 339,404
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%,
9/02/47
9/28 at 100.00 1,018,412
Chula Vista Municipal Finance Authority, California, Special Tax Revenue
Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 1/24 at 100.00 1,918,964
2,165 5.500%, 9/01/29 1/24 at 100.00 2,169,331
1,520 5.500%, 9/01/30 1/24 at 100.00 1,522,947
775 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017, 5.000%,
9/01/37
9/27 at 100.00 799,800
1,800 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 1,847,187
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series
2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 1,526,380
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 19 Mangini Ranch, Series 2019, 5.000%,
9/01/49
9/26 at 103.00 1,006,690
310 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%, 6/01/51
12/31 at 100.00 318,238
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
6,000 5.000%, 11/15/32 11/25 at 100.00 6,072,472
3,725 5.000%, 11/15/39 11/25 at 100.00 3,725,150
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities District
2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33
1/24 at 100.00 1,001,083
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 1,101,673
Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 1, Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 503,164
750 5.000%, 9/01/44 9/24 at 100.00 753,275
1,000 5.000%, 9/01/49 9/24 at 100.00 1,003,439
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%, 9/01/43
9/24 at 100.00 3,271,887
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40
9/24 at 100.00 793,455
1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,635,345
1,400 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1
Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,413,565
505 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Area Sheriff's Facilities Projects, Refunding Series 2004, 5.000%,
12/01/23 - SYNCORA GTY Insured
12/23 at 100.00 505,000
390 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Fire Protection Facilities Project, Refunding Series 2004, 5.000%,
12/01/23 - SYNCORA GTY Insured
12/23 at 100.00 390,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 $ 1,003,819
1,000 Los Angeles County Facilities Inc, California, Lease Revenue Bonds, Vermont
Corridor County Administration Building, Series 2018A, 5.000%, 12/01/51
12/28 at 100.00 1,045,237
5,075 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A,
5.000%, 7/01/44
7/28 at 100.00 5,392,138
3,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Project, Series 2015A, 5.000%, 12/01/39
12/24 at 100.00 3,037,534
Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1:
7,000 5.000%, 12/01/44 12/29 at 100.00 7,513,826
3,495 5.000%, 12/01/49 12/29 at 100.00 3,699,871
115 Menifee Union School District Public Financing Authority, California, Special
Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/36 - BAM Insured
9/25 at 100.00 118,179
325 Menifee, California, Special Tax Bonds, Community Facilities District 2021-1,
Banner Park Series 2023A, 5.000%, 9/01/48
9/29 at 103.00 326,364
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-1
Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 1,474,999
570 ndio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra
Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 580,392
Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds,
Refunding Subordinated Series 2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 3,334,915
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 3,286,351
255 Orange County, California, Special Tax Bonds, Community Facilities District
2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 257,685
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
15,907 0.000%, 7/01/46 7/28 at 41.38 4,694,043
31,031 5.000%, 7/01/58 7/28 at 100.00 30,164,608
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
5,920 4.536%, 7/01/53 7/28 at 100.00 5,410,210
5,025 4.784%, 7/01/58 7/28 at 100.00 4,733,875
Rancho Cucamonga Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 1,618,203
2,800 5.000%, 9/01/31 9/24 at 100.00 2,831,504
2,400 5.000%, 9/01/32 9/24 at 100.00 2,426,403
4,180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding Series
2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 4,522,278
415 Riverside Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 32, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 366,702
Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 1,023,981
1,000 5.000%, 9/01/29 9/25 at 100.00 1,022,655
1,000 5.000%, 9/01/30 9/25 at 100.00 1,021,618
3,390 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 4.000%, 7/01/38
7/27 at 100.00 3,422,000
385 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters Point
Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39
8/24 at 100.00 386,718
1,955 San Francisco City and County Redevelopment Agency, California, Hotel
Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 -
AGM Insured
1/24 at 100.00 1,957,744
110 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds,
Series 2011, 7.000%, 10/01/26
1/24 at 100.00 110,286
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 2,275,872

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 $ 111,001
1,345 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.625%, 9/01/43
9/29 at 103.00 1,409,160
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 3,163,080
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin
Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/37
9/25 at 100.00 402,307
Tustin, California,Special Tax Bonds, Community Facilities District 14-1 Tustin
Legacy/Standard Pacific, Refunding Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 50,532
100 5.000%, 9/01/45 9/25 at 100.00 100,733
625 Val Verde Unified School District, California, Special Tax Bonds, Community
Facilities District 2018-2, Stratford Improvement Area 2 Series 2023, 5.000%,
9/01/48
9/29 at 103.00 626,303
Vista Community Development Commission Taxable Non-Housing Tax
Allocation Revenue Bonds, California, Vista Redevelopment Project, Series
2011:
7,600 6.000%, 9/01/33 1/24 at 100.00 7,618,387
7,920 6.125%, 9/01/37 1/24 at 100.00 7,937,402
Total Tax Obligation/Limited 186,348,756
Transportation - 20 .5%
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call 50,772
20,515 California Infrastructure and Economic Development Bank, Revenue Bonds,
Brightline West Passenger Rail Project, Series 2020A, 3.650%, 1/01/50, (AMT),
(Mandatory Put 1/31/24)
1/24 at 100.00 20,462,527
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 18,104,309
5,050 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Green Series 2022G, 5.000%, 5/15/52, (AMT)
11/31 at 100.00 5,225,295
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Refunding & Subordinate Series 2022C:
1,550 4.000%, 5/15/37, (AMT) 5/32 at 100.00 1,539,670
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 1,239,961
1,275 4.000%, 5/15/39, (AMT) 5/32 at 100.00 1,253,865
2,255 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Refunding Subordinate Lien Private Activity Series
2021A, 5.000%, 5/15/46, (AMT)
5/31 at 100.00 2,342,322
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Senior Lien Series 2015D, 5.000%, 5/15/35, (AMT)
5/25 at 100.00 3,150,182
355 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Senior Lien Series 2015E, 5.000%, 5/15/41
5/25 at 100.00 360,881
6,925 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46, (AMT)
5/26 at 100.00 6,974,781
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 2,018,258
24,440 5.000%, 5/15/44, (AMT) 11/27 at 100.00 24,915,935
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2019D:
2,000 5.000%, 5/15/30, (AMT) 11/28 at 100.00 2,137,101
2,415 5.000%, 5/15/34, (AMT) 11/28 at 100.00 2,572,088
1,695 5.000%, 5/15/35, (AMT) 11/28 at 100.00 1,800,193
3,500 5.000%, 5/15/39, (AMT) 11/28 at 100.00 3,637,101
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2019F:
3,600 5.000%, 5/15/37, (AMT) 5/29 at 100.00 3,795,350
10,000 5.000%, 5/15/44, (AMT) 5/29 at 100.00 10,299,378
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2021D:
9,680 5.000%, 5/15/37, (AMT) 11/31 at 100.00 10,425,680

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2022A:
$ 6,995 5.000%, 5/15/45, (AMT) 5/32 at 100.00 $ 7,341,869
1,000 4.000%, 5/15/49, (AMT) 5/32 at 100.00 925,595
16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 14,881,826
Riverside County Transportation Commission, California, Toll Revenue Senior
Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1:
3,085 4.000%, 6/01/40 6/31 at 100.00 2,981,844
10,815 4.000%, 6/01/46 6/31 at 100.00 10,135,794
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A:
2,625 5.000%, 7/01/47 7/27 at 100.00 2,719,313
2,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 2,007,556
4,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 4,061,331
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B:
2,500 5.000%, 7/01/46, (AMT) 7/31 at 100.00 2,581,915
7,000 5.000%, 7/01/51, (AMT) 7/31 at 100.00 7,176,521
16,055 San Francisco Airport Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2023C, 5.500%, 5/01/41,
(AMT)
5/33 at 100.00 17,912,528
14,120 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Governmental Purpose Second Series 2017B, 5.000%,
5/01/47
5/27 at 100.00 14,605,100
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2019A:
5,150 5.000%, 5/01/44, (AMT) 5/29 at 100.00 5,283,171
3,515 5.000%, 5/01/49, (AMT) 5/29 at 100.00 3,579,216
4,435 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2014A, 5.000%, 5/01/39, (AMT)
5/24 at 100.00 4,437,515
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2016B:
10,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 10,078,224
17,855 5.000%, 5/01/46, (AMT) 5/26 at 100.00 17,912,589
5,000 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2017A, 5.000%, 5/01/47, (AMT)
5/27 at 100.00 5,060,275
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2018D:
7,170 5.000%, 5/01/43, (AMT) 5/28 at 100.00 7,336,060
9,320 5.000%, 5/01/48, (AMT) 5/28 at 100.00 9,470,840
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2019E:
1,025 5.000%, 5/01/40, (AMT) 5/29 at 100.00 1,061,517
18,500 5.000%, 5/01/45, (AMT) 5/29 at 100.00 18,944,701
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A, 4.000%,
1/15/50
1/32 at 100.00 16,098,947
10,000 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%,
1/15/44
1/25 at 100.00 10,090,287
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/25 - NPFG
Insured
No Opt. Call 22,241,829
Total Transportation 341,232,012

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 14 .0% (f)
$ 8,310 Antelope Valley Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42,
(Pre-refunded 2/15/27)
2/27 at 100.00 $ 9,011,962
8,455 Antelope Valley Community College District, Los Angeles County, California,
General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/30, (Pre-
refunded 2/15/25)
2/25 at 80.12 6,525,974
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 4,066,190
2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 2,511,579
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 5,721,073
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 11,313,254
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College and
University System, Series 2014A, 5.250%, 1/01/34, (Pre-refunded 7/01/24)
7/24 at 100.00 1,260,845
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 41,313
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
265 5.000%, 6/01/47, (Pre-refunded 6/01/27), 144A 6/27 at 100.00 280,999
California Statewide Communities Development Authority, Revenue Bonds,
Cottage Health System Obligated Group, Series 2015:
1,310 5.000%, 11/01/28, (Pre-refunded 11/01/24) 11/24 at 100.00 1,327,208
1,100 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 1,114,449
1,690 5.000%, 11/01/32, (Pre-refunded 11/01/24) 11/24 at 100.00 1,712,199
5,270 Charter Oak Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2012 Refunding Series 2015A, 5.000%, 8/01/40,
(Pre-refunded 8/01/25) - AGM Insured
8/25 at 100.00 5,451,651
500 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series
2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) - AGM Insured
8/27 at 100.00 571,905
3,780 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43, (Pre-
refunded 1/15/24)
1/24 at 100.00 3,794,184
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
8,335 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 8,359,558
23,415 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 23,489,736
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 17,739,125
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 21,738,416
4,390 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/28 - AMBAC Insured, (ETM)
No Opt. Call 3,876,679
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2021D:
545 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 606,854
Ohlone Community College District, Alameda County, California, General
Obligation Bonds, Election 2010 Series 2014B:
2,060 0.000%, 8/01/33, (Pre-refunded 8/01/24) 8/24 at 66.18 1,336,034
2,245 0.000%, 8/01/34, (Pre-refunded 8/01/24) 8/24 at 62.90 1,383,961
2,445 0.000%, 8/01/35, (Pre-refunded 8/01/24) 8/24 at 59.60 1,428,190
2,645 0.000%, 8/01/36, (Pre-refunded 8/01/24) 8/24 at 56.53 1,465,405
2,860 0.000%, 8/01/37, (Pre-refunded 8/01/24) 8/24 at 53.57 1,501,411
3,315 0.000%, 8/01/39, (Pre-refunded 8/01/24) 8/24 at 48.31 1,569,382
5,870 Riverside Community College District, California, General Obligation Bonds,
Refunding  Series 2015, 5.000%, 8/01/29, (Pre-refunded 8/01/25)
8/25 at 100.00 6,082,975

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (f) (continued)
$ 2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41, (Pre-
refunded 8/01/26)
8/26 at 100.00 $ 2,122,860
62,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded 7/01/24)
7/24 at 100.00 63,059,115
4,960 San Dieguito Union High School District, San Diego County, California,
General Obligation Bonds, Election 2012, Series 2015B-2, 4.000%, 8/01/32,
(Pre-refunded 8/01/25)
8/25 at 100.00 5,055,264
6,240 San Mateo Union High School District, San Mateo County, California, General
Obligation Bonds, Election of 2010, Series 2015A, 4.000%, 9/01/31, (Pre-
refunded 9/01/25)
9/25 at 100.00 6,371,294
7,800 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2015D, 5.000%, 8/01/44,
(Pre-refunded 8/01/25)
8/25 at 100.00 8,068,857
1,395 Walnut Valley Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39,
(Pre-refunded 8/01/24)
8/24 at 100.00 1,413,569
1,700 Yosemite Community College District, California, General Obligation Bonds,
Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 1,760,557
Total U.S. Guaranteed 233,134,027
Utilities - 10 .2%
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
5,000 5.000%, 7/01/37, (AMT), 144A 7/24 at 100.00 5,001,015
18,060 5.000%, 11/21/45, (AMT), 144A 7/24 at 100.00 17,940,607
4,405 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 4,501,783
1,500 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40
7/25 at 100.00 1,533,344
2,930 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 3,029,125
32,975 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 35,300,793
11,065 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 11,887,788
2,040 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 2,234,489
5,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 5,590,232
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2023D, 5.000%, 7/01/43
7/33 at 100.00 5,607,734
6,640 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022D, 5.000%, 7/01/52
7/32 at 100.00 7,240,735
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 5,114,025
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 5,275,601
16,990 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/39
7/30 at 100.00 18,762,188
1,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 1,017,461
9,000 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Series 2015A, 5.000%, 6/01/44
6/25 at 100.00 9,160,317
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
12/23 at 100.00 2,600,820
16,465 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/53
4/33 at 100.00 18,100,714
3,160 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call 3,334,639
2,180 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 2,115,298

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 $ 217,774
5,110 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 4,451,311
Total Utilities 170,017,793
Total Municipal Bonds
(cost $1,715,337,473) 1,658,318,312
Total Long-Term Investments
(cost $1,715,337,473) 1,658,318,312
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.1%
X 2,000,000
MUNICIPAL BONDS - 0.1%   X 2,000,000
Utilities - 0 .1%
$ 2,000 (g) Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Variable Rate Demand Obligations Series 2001B-6, 2.500%,
7/01/34, (Mandatory Put 11/30/23)
12/23 at 100.00 $ 2,000,000
Total Utilities 2,000,000
Total Municipal Bonds
(cost $2,000,000) 2,000,000
Total Short-Term Investments
(cost $2,000,000) 2,000,000
Total Investments
(cost $1,717,337,473) - 99.6% 1,660,318,312
Other Assets & Liabilities, Net - 0.4% 6,603,041
Net Assets - 100% $ 1,666,921,353
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,658,243,060 $ 75,252 $ 1,658,318,312
Short-Term Investments:
Municipal Bonds – 2,000,000 – 2,000,000
Total
$ – $ 1,660,243,060 $ 75,252 $ 1,660,318,312

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.4%
X 218,189,525
MUNICIPAL BONDS - 98.4%   X 218,189,525
Education and Civic Organizations - 17 .1%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 $ 1,154,599
380 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Choate Rosemary Hall, Series 2020F, 4.000%, 7/01/39
7/30 at 100.00 379,896
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 1,114,915
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 1,912,758
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2017R, 4.000%, 7/01/47
7/27 at 100.00 694,461
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School,
Series 2022E:
1,545
5.250%, 7/01/47
7/32 at 100.00 1,658,833
1,000
5.000%, 7/01/53
7/32 at 100.00 1,048,040
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 5,131,758
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 1,795,347
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2023N, 5.000%, 7/01/48
7/33 at 100.00 2,069,456
2,685 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 2,720,082
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 5.000%, 7/01/40
7/30 at 100.00 2,091,247
3,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/42
7/32 at 100.00 3,638,769
Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Taft School Isue,
Series 2021L:
790
3.000%, 7/01/41
7/31 at 100.00 642,104
2,210
3.000%, 7/01/46
7/31 at 100.00 1,663,607
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 1,456,815
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,
Series 2021S:
2,000
4.000%, 6/01/46
12/31 at 100.00 1,936,744
1,925
4.000%, 6/01/51
12/31 at 100.00 1,822,077
1,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of Hartford, Series 2022P, 5.375%, 7/01/52
7/32 at 100.00 1,686,622
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/37
7/28 at 100.00 2,006,151
1,200 University of Connecticut, Student Fee Revenue Bonds, Special Obligation
Series 2023A, 5.250%, 11/15/48
11/33 at 100.00 1,336,754
Total Education and Civic Organizations 37,961,035

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 17 .1%
$ 4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 $ 4,628,322
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut
Children's Medical Center and Subsidiaries, Series 2023E:
1,000
5.250%, 7/15/48
1/33 at 100.00 1,060,184
2,430
4.250%, 7/15/53
1/33 at 100.00 2,276,826
695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 663,389
1,085 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/40
1/30 at 100.00 1,047,116
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 2,713,387
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 501,296
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 2,015,678
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health
Series 2019A:
2,455
4.000%, 7/01/34
7/29 at 100.00 2,384,774
2,860
4.000%, 7/01/41
7/29 at 100.00 2,515,509
6,020
4.000%, 7/01/49
7/29 at 100.00 4,920,814
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42
7/32 at 100.00 1,380,991
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 1,670,243
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit
Group, Series 2016CT:
2,350
5.000%, 12/01/41
6/26 at 100.00 2,397,306
2,000
5.000%, 12/01/45
6/26 at 100.00 2,027,847
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven
Health Issue, Series 2014E:
2,400
5.000%, 7/01/32
7/24 at 100.00 2,416,704
2,520
5.000%, 7/01/33
7/24 at 100.00 2,537,308
830
5.000%, 7/01/34
7/24 at 100.00 835,541
Total Health Care 37,993,235
Housing/Multifamily - 0 .8%
1,890 Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,709,114
Total Housing/Multifamily 1,709,114
Housing/Single Family - 1 .0%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Green
Series 2021B-3:
1,440
2.150%, 11/15/41
11/30 at 100.00 982,839
1,560
2.300%, 11/15/46
11/30 at 100.00 1,010,533
195 Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 135,812
Total Housing/Single Family 2,129,184

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 3 .0%
$ 1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 $ 1,035,106
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 966,997
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home
Issue, Series 2019A-1:
900
4.500%, 10/01/34, 144A
10/24 at 104.00 765,321
200
5.000%, 10/01/54, 144A
10/24 at 104.00 146,351
2,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 2,231,945
Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Jerome Home
Issue, Series 2021E:
730
4.000%, 7/01/41
7/28 at 103.00 582,916
1,250
4.000%, 7/01/51
7/28 at 103.00 895,196
Total Long-Term Care 6,623,832
Tax Obligation/General - 27 .5%
Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
600
5.000%, 7/01/32 - AGM Insured
7/24 at 100.00 604,585
1,000
5.000%, 7/01/33 - AGM Insured
7/24 at 100.00 1,007,266
1,065
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 1,072,412
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%,
8/15/41 - AGM Insured
8/26 at 100.00 2,036,609
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 2,560,612
Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Series
2021-27:
1,000
2.400%, 6/15/41
6/31 at 100.00 708,841
1,000
2.550%, 6/15/46
6/31 at 100.00 684,245
1,000 Connecticut Housing Finance Authority, State Supported Special Obligation
Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 720,338
2,400
Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31
3/24 at 100.00 2,407,077
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 3,028,745
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 2,431,502
Connecticut State, General Obligation Bonds, Series 2017A:
1,000
5.000%, 4/15/34
4/27 at 100.00 1,057,576
3,270
5.000%, 4/15/35
4/27 at 100.00 3,447,510
1,510
Connecticut State, General Obligation Bonds, Series 2018A, 5.000%, 4/15/37
4/28 at 100.00 1,606,990
1,325
Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/38
6/28 at 100.00 1,403,376
Connecticut State, General Obligation Bonds, Series 2019A:
1,150
5.000%, 4/15/36
4/29 at 100.00 1,251,694
1,450
4.000%, 4/15/37
4/29 at 100.00 1,470,750
650
5.000%, 4/15/39
4/29 at 100.00 693,798
2,000
Connecticut State, General Obligation Bonds, Series 2020A, 4.000%, 1/15/37
1/30 at 100.00 2,036,249
2,000
Connecticut State, General Obligation Bonds, Series 2021A, 3.000%, 1/15/40
1/31 at 100.00 1,696,515
300 East Haddam, Connecticut, General Obligation Bonds, Series 2020A, 3.000%,
12/01/37
12/28 at 100.00 263,545
East Lyme, Connecticut, General Obligation Bonds, Series 2020:
500
3.000%, 7/15/39
7/28 at 100.00 414,590
325
3.000%, 7/15/40
7/28 at 100.00 266,286

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 $ 504,871
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 1,119,133
1,075 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2019A, 4.000%, 7/15/39
7/29 at 100.00 1,078,427
3,000 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2023, 4.000%, 8/01/43
8/33 at 100.00 2,975,349
Naugatuck, Connecticut, General Obligation Bonds, Tax Increment Series 2023:
2,285
5.250%, 10/15/48
10/33 at 100.00 2,498,410
1,000
4.625%, 10/15/53
10/33 at 100.00 1,020,347
5,000 New Britain, Connecticut, General Obligation Bonds, Series 2022A, 5.000%,
3/01/47 - BAM Insured
3/32 at 100.00 5,256,683
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 1,034,768
New Haven, Connecticut, General Obligation Bonds, Series 2015:
795
5.000%, 9/01/32 - AGM Insured
9/25 at 100.00 817,555
1,620
5.000%, 9/01/33 - AGM Insured
9/25 at 100.00 1,665,427
500
5.000%, 9/01/35 - AGM Insured
9/25 at 100.00 512,382
485 North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%,
7/15/24
No Opt. Call 490,834
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 1,042,835
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 2,373,272
Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
555
5.000%, 8/01/30 - BAM Insured
8/25 at 100.00 573,786
485
5.000%, 8/01/31 - BAM Insured
8/25 at 100.00 501,354
765
5.000%, 8/01/32 - BAM Insured
8/25 at 100.00 790,618
555
5.000%, 8/01/33 - BAM Insured
8/25 at 100.00 573,405
555
5.000%, 8/01/34 - BAM Insured
8/25 at 100.00 573,258
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
1/24 at 100.00 2,002,397
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 735,832
Total Tax Obligation/General 61,012,054
Tax Obligation/Limited - 17 .8%
1,930 Connecticut Higher Education Supplemental Loan Authority, State Supported
Revenue Bonds, CHESLA Loan Program, Series 2020B, 3.250%, 11/15/36,
(AMT)
11/29 at 100.00 1,700,167
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure
Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 1,424,205
Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes
Series 2016A:
1,000
5.000%, 9/01/32
9/26 at 100.00 1,047,051
3,500
5.000%, 9/01/33
9/26 at 100.00 3,661,226
Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes
Series 2018A:
2,000
5.000%, 1/01/37
1/28 at 100.00 2,123,899
2,000
5.000%, 1/01/38
1/28 at 100.00 2,107,215
1,500 Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure
Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 1,509,066

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,080 Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure
Purposes, Series 2023A, 5.250%, 7/01/44
1/34 at 100.00 $ 2,361,062
1,000 Great Pond Improvement District, Connecticut, Special Obligation Revenue
Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%, 10/01/48, 144A
10/26 at 102.00 923,310
500 Great Pond Improvement District, Connecticut, Special Obligation Revenue
Bonds, Great Pond Phase 2 Project, Series 2022, 5.750%, 10/01/52, 144A
10/28 at 103.00 508,673
2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 2,731,377
635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 625,399
1,825 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 1,684,848
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 990,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured
2018A-1:
1,860
0.000%, 7/01/46
7/28 at 41.38 548,873
4,250
4.750%, 7/01/53
7/28 at 100.00 4,022,083
1,000
5.000%, 7/01/58
7/28 at 100.00 972,080
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021, 4.000%,
4/01/51
4/30 at 100.00 78,676
2,500 University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%,
8/15/32, (Pre-refunded 2/16/24)
2/24 at 100.00 2,508,547
740 University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%,
2/15/31
2/24 at 100.00 742,530
1,590 University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%,
2/15/34
2/25 at 100.00 1,614,763
3,000 University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%,
1/15/36
1/27 at 100.00 3,140,225
University of Connecticut, General Obligation Bonds, Series 2019A:
1,000
5.000%, 11/01/36
11/28 at 100.00 1,078,108
1,000
4.000%, 11/01/38
11/28 at 100.00 1,006,699
420 University of Connecticut, General Obligation Bonds, Series 2023A, 5.000%,
8/15/43
8/33 at 100.00 464,667
Total Tax Obligation/Limited 39,574,749
Transportation - 2 .8%
Connecticut Airport Authority, Connecticut, Customer Facility Charge Revenue Bonds,
Ground Transportation Center Project, Series 2019A:
1,500
4.000%, 7/01/49, (AMT)
7/29 at 100.00 1,263,099
5,000
5.000%, 7/01/49, (AMT)
7/29 at 100.00 5,008,585
Total Transportation 6,271,684
U.S. Guaranteed - 3 .8% (c)
950 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded 7/01/24)
7/24 at 100.00 950,379
2,500 (c) Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure
Purposes Series 2013A, 5.000%, 10/01/33, (Pre-refunded 1/29/24)
1/24 at 100.00 2,506,300
Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater
System Revenue Bonds, Refunding Series 2014B:
500 (c)
5.000%, 8/15/30, (Pre-refunded 8/15/24)
8/24 at 100.00 506,523
1,000 (c)
5.000%, 8/15/32, (Pre-refunded 8/15/24)
8/24 at 100.00 1,013,046

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (c) (continued)
$ 2,250 (c) Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/35,
(Pre-refunded 11/01/24)
11/24 at 100.00 $ 2,288,659
1,055 (c) South Central Connecticut Regional Water Authority Water System Revenue
Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded 8/01/24)
8/24 at 100.00 1,068,006
Total U.S. Guaranteed 8,332,913
Utilities - 7 .5%
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 2,142,692
60 Greater New Haven Water Pollution Control Authority, Connecticut, Regional
Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 - NPFG
Insured
1/24 at 100.00 60,033
Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
Refunding Series 2017:
1,000
5.000%, 7/01/37
7/27 at 100.00 1,023,829
1,000
5.000%, 7/01/40
7/27 at 100.00 1,014,499
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 296,828
1,000
Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39
10/24 at 100.00 1,007,201
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/33, 144A
7/31 at 100.00 2,022,545
2,685 South Central Connecticut Regional Water Authority, Connecticut, Water
System Revenue Bonds, Thirty-Seventh Series 2023A-1, 5.000%, 8/01/51
8/33 at 100.00 2,888,997
1,685 South Central Connecticut Regional Water Authority, Water System Revenue
Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 1,784,089
2,915 South Central Connecticut Regional Water Authority, Water System Revenue
Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 3,097,698
500 Stamford, Connecticut, Water Pollution Control System and Facility Revenue
Bonds, Series 2013A, 5.250%, 8/15/43
1/24 at 100.00 500,432
750 Stamford, Connecticut, Water Pollution Control System and Facility Revenue
Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 742,882
Total Utilities 16,581,725
Total Municipal Bonds
(cost $228,926,352) 218,189,525
Total Long-Term Investments
(cost $228,926,352) 218,189,525
Other Assets & Liabilities, Net - 1.6% 3,576,094
Net Assets - 100% $ 221,765,619

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 218,189,525 $ – $ 218,189,525
Total
$ – $ 218,189,525 $ – $ 218,189,525
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 91.5%
X 515,883,975
MUNICIPAL BONDS - 91.5%   X 515,883,975
Education and Civic Organizations - 22 .9%
Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019:
$ 2,065 5.000%, 6/15/39 6/26 at 100.00 $ 1,939,583
1,750 5.000%, 6/15/49 6/26 at 100.00 1,541,416
650 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/44
4/32 at 100.00 631,239
Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 1,286,705
5,165 5.000%, 10/01/46 10/26 at 100.00 5,213,671
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
12/23 at 100.00 3,001,785
Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 2,465,640
1,020 5.000%, 7/01/42 7/27 at 100.00 1,061,825
3,110 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 5.000%, 10/01/48
10/33 at 100.00 3,363,282
Massachusetts Development Finance Agency, Revenue Bonds, Brandeis
University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 1,274,081
840 5.000%, 10/01/38 10/28 at 100.00 890,250
1,000 5.000%, 10/01/39 10/28 at 100.00 1,055,506
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 3,029,402
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 1,531,228
1,500 5.000%, 1/01/47 1/27 at 100.00 1,503,228
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 1,642,614
6,020 5.000%, 1/01/40 1/28 at 100.00 6,102,798
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 2,015,671
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 2,513,875
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 2,090,940
Massachusetts Development Finance Agency, Revenue Bonds, MCPHS
University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 539,756
235 5.000%, 7/01/37 7/25 at 100.00 239,868
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 710,553
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 990,091
Massachusetts Development Finance Agency, Revenue Bonds, Northeastern
University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 1,125,603
2,065 5.000%, 3/01/44 3/24 at 100.00 2,066,008
2,080 Massachusetts Development Finance Agency, Revenue Bonds, Northeastern
University, Series 2022, 5.000%, 10/01/44
10/32 at 100.00 2,260,815
1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 1,694,748
2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 2,437,807

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling and
Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 $ 2,559,284
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling and
Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 2,414,610
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 629,021
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 1,583,163
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 894,138
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 1,021,382
Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole
Oceanographic Institution, Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 1,058,819
1,000 5.000%, 6/01/38 6/28 at 100.00 1,052,324
6,210 5.000%, 6/01/48 6/28 at 100.00 6,413,757
Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 5,183,853
7,000 5.000%, 9/01/45 9/27 at 100.00 7,224,823
745 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2019, 5.000%, 9/01/33
9/29 at 100.00 815,038
Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 720,987
500 5.000%, 7/01/36 7/27 at 100.00 512,898
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 2,442,120
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 2,554,039
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call 1,666,455
Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call 1,490,244
2,800 5.000%, 7/01/26, (AMT) No Opt. Call 2,877,000
Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call 897,489
1,000 5.000%, 7/01/30, (AMT) No Opt. Call 1,064,953
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 1,010,907
6,855 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 6,956,703
University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2022-1:
5,550 4.000%, 11/01/46 5/32 at 100.00 5,515,231
10,605 5.000%, 11/01/52 5/30 at 100.00 11,263,824
University of Massachusetts Building Authority, Revenue Bonds, Refunding
Senior Series 2019-1:
1,000 5.000%, 5/01/38 5/29 at 100.00 1,084,196
2,000 5.000%, 5/01/39 5/29 at 100.00 2,161,077
Total Education and Civic Organizations 129,288,323
Health Care - 17 .7%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South Shore
Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 2,166,066
Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N:
1,000 5.000%, 7/01/34 7/24 at 100.00 1,006,165
5,700 5.000%, 7/01/44 7/24 at 100.00 5,714,647

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2019K:
$ 1,250 5.000%, 7/01/36 7/29 at 100.00 $ 1,326,512
1,400 5.000%, 7/01/38 7/29 at 100.00 1,466,567
7,800 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 7,837,682
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 2,053,352
1,825 5.000%, 7/01/36 7/26 at 100.00 1,853,803
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G:
3,000 5.250%, 7/01/48 7/33 at 100.00 3,147,355
9,500 5.250%, 7/01/52 7/33 at 100.00 9,916,874
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 1,729,860
1,935 5.000%, 7/01/38 7/26 at 100.00 1,966,560
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 918,345
1,000 5.000%, 7/01/32 7/25 at 100.00 1,016,962
500 5.000%, 7/01/33 7/25 at 100.00 508,204
1,500 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2016-I, 5.000%, 7/01/37
7/26 at 100.00 1,531,558
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2:
5,000 5.000%, 7/01/43 7/28 at 100.00 5,136,029
4,100 5.000%, 7/01/48 7/28 at 100.00 4,192,597
Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber
Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 1,969,973
6,100 5.000%, 12/01/46 12/26 at 100.00 6,187,090
Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health
System Obligated Group Issue, Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 2,685,489
5,325 5.000%, 8/15/45 8/25 at 100.00 5,358,812
3,535 Massachusetts Development Finance Agency, Revenue Bonds, Mass General
Brigham, Series 2020A-2, 4.000%, 7/01/40
1/30 at 100.00 3,499,108
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
1/24 at 100.00 1,524,333
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G:
100 5.000%, 7/15/30, 144A No Opt. Call 98,549
100 5.000%, 7/15/37, 144A 7/30 at 100.00 93,166
Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 1,215,536
4,710 5.000%, 7/01/47 7/26 at 100.00 4,789,781
Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1:
2,200 5.000%, 7/01/37 1/28 at 100.00 2,319,710
6,330 4.000%, 7/01/41 1/28 at 100.00 6,201,660
Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F:
1,750 5.000%, 7/01/27 1/24 at 100.00 1,751,406
1,000 5.000%, 7/01/37 1/24 at 100.00 1,000,498
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
1/24 at 100.00 3,587,252
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38
1/27 at 100.00 907,122

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L:
$ 400 3.625%, 7/01/37 7/27 at 100.00 $ 352,712
1,855 5.000%, 7/01/44 7/27 at 100.00 1,880,004
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 568,379
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 489,551
Total Health Care 99,969,269
Housing/Multifamily - 2 .3%
5,000 Massachusetts Development Finance Agency, Multifamily Housing Revenue
Bonds, Salem Heights II Preservation Associates LP, Social Series 2021A,
2.300%, 1/01/42
No Opt. Call 3,460,350
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 1,536,530
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 1,486,715
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 1,202,271
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 1,070,889
1,100 2.375%, 12/01/45 6/30 at 100.00 723,735
500 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2021A-1, 2.000%, 12/01/36
6/30 at 100.00 388,671
2,685 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2022C-1, 5.000%, 12/01/47
6/32 at 100.00 2,820,939
Total Housing/Multifamily 12,690,100
Housing/Single Family - 0 .9%
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 1,047,208
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 1,014,549
Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 987,875
750 2.000%, 12/01/32 12/30 at 100.00 631,099
1,380 2.050%, 6/01/33 12/30 at 100.00 1,158,529
500 2.100%, 12/01/33 12/30 at 100.00 419,042
Total Housing/Single Family 5,258,302
Long-Term Care - 0 .7%
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017:
1,910 4.125%, 10/01/42, 144A 12/23 at 104.00 1,561,489
275 5.000%, 10/01/47, 144A 12/23 at 104.00 247,088
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 566,182
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 385,150
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 912,236
Total Long-Term Care 3,672,145

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 14 .3%
$ 825 Andover, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2022, 4.000%, 7/15/42
7/31 at 100.00 $ 845,022
Central Berkshire Regional School District, Dalton, Massachusetts, General
Obligation Bonds, State Qualified Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 1,229,720
1,440 3.000%, 6/01/39 6/28 at 100.00 1,244,327
1,490 3.000%, 6/01/40 6/28 at 100.00 1,268,691
1,610 Fall River, Massachusetts, General Obligation Bonds, State Qualified
Municipal Purpose Loan Series 2021, 4.000%, 12/01/33
12/29 at 100.00 1,678,516
1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2011, 5.000%, 2/15/32
1/24 at 100.00 1,742,675
2,000 Massachusetts Development Finance Agency, Special Obligation Bonds,
Commonwealth Contract  Assistance, Series 2015A, 4.000%, 5/01/45
5/25 at 100.00 1,931,875
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2015C, 5.000%, 7/01/45
7/25 at 100.00 3,041,892
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2017A, 5.000%, 4/01/42
4/27 at 100.00 3,095,973
Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 3,929,578
2,490 5.000%, 1/01/45 1/28 at 100.00 2,596,634
5,000 5.000%, 1/01/47 1/28 at 100.00 5,193,317
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2019A, 5.000%, 1/01/49
1/29 at 100.00 11,608,355
7,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2022C, 5.250%, 10/01/47
10/32 at 100.00 7,720,177
15,000 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/52
11/32 at 100.00 16,119,264
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2012, 5.000%, 5/15/35
1/24 at 100.00 1,001,550
1,950 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/42
9/27 at 100.00 1,587,695
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/46
7/31 at 103.00 2,500,360
3,000 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 3,247,031
3,215 Scituate, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2015, 4.000%, 9/15/33
9/24 at 100.00 3,221,233
2,170 Tisbury, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2022, 4.000%, 8/15/42
8/30 at 100.00 2,178,537
3,440 Webster, Massachusetts, General Obligation Bonds, Qualified School Project,
Chapter 70B, Loan Series 2022, 4.000%, 12/01/42
12/31 at 100.00 3,444,235
Total Tax Obligation/General 80,426,657
Tax Obligation/Limited - 20 .1%
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 1,377,384
1,000 5.000%, 11/15/39 11/25 at 100.00 1,000,040
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 1,186,427
2,000 5.000%, 12/01/46 12/26 at 100.00 1,899,272
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 1,021,922
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36 - BAM Insured
5/27 at 100.00 527,857
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior
Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 2,530,339
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior
Series 2023A-1, 5.250%, 7/01/48
7/33 at 100.00 11,078,892

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2017A-2:
$ 2,050 5.000%, 7/01/44 7/27 at 100.00 $ 2,122,031
3,065 5.000%, 7/01/46 7/27 at 100.00 3,164,571
4,330 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/39
7/31 at 100.00 4,401,788
2,505 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 2,605,294
1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding Series
2011A, 5.000%, 5/01/24
No Opt. Call 1,320,173
650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 663,728
Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Social Series 2020A:
5,000 4.000%, 8/15/45 8/30 at 100.00 4,968,522
3,020 5.000%, 8/15/50 8/30 at 100.00 3,185,200
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 7,321,028
4,480 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 4,710,460
5,000 Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds,
Refunding Series 2005, 5.500%, 1/01/34 - NPFG Insured
No Opt. Call 5,749,309
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
& Accelerated Bridge Program, Series 2016A, 5.000%, 6/01/41
6/26 at 100.00 2,873,053
8,180 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
& Accelerated Bridge Programs, Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 8,435,378
5,540 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
& Accelerated Bridge Programs, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 5,798,595
3,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 3,546,458
10,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
Program, Sustainability  Green Series 2022A, 5.000%, 6/01/50
6/31 at 100.00 10,649,830
1,665 Massachusetts State, Transportation Fund Revenue Bonds, Refunding Series
2021A, 5.000%, 6/01/42
6/31 at 100.00 1,801,891
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 1,487,169
5,000 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 4,950,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 3,094,956
4,725 4.750%, 7/01/53 7/28 at 100.00 4,471,610
5,840 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 5,501,658
Total Tax Obligation/Limited 113,444,835
Transportation - 3 .2%
1,250 Massachusetts Department of Transportation, Metropolitan Highway System
Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%, 1/01/37
1/29 at 100.00 1,339,469
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 1,521,403
5,750 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021B,
5.000%, 7/01/44, (AMT)
7/24 at 100.00 5,760,567
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34 7/24 at 100.00 1,793,096
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 1,447,483
2,000 5.000%, 7/01/45 7/25 at 100.00 2,024,271
1,750 Massachusetts Port Authority, Revenue Bonds, Series 2015B, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 1,761,155
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 2,585,160
Total Transportation 18,232,604

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 3 .1% (c)
$ 1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 $ 1,903,521
5,915 Massachusetts Development Finance Agency Revenue Bonds, Children's
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 6,007,043
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health
Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 6,676,637
1,820 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2016C, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,926,028
1,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,058,257
Total U.S. Guaranteed 17,571,486
Utilities - 6 .3%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 4,027,775
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 2,845,671
920 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 925,823
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 2,515,493
2,700 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 2,709,231
1,650 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B
Series 2021, 5.000%, 2/01/41
2/31 at 100.00 1,809,716
5,785 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Sustainabilty
24B Series 2022, 5.000%, 2/01/43
2/32 at 100.00 6,355,012
Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue
Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 1,010,564
1,310 4.000%, 7/01/40 1/32 at 100.00 1,318,533
1,400 4.000%, 7/01/41 1/32 at 100.00 1,403,707
2,000 4.000%, 7/01/46 1/32 at 100.00 1,960,719
1,250 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2023B, 5.250%, 8/01/48
8/33 at 100.00 1,383,680
Massachusetts Water Resources Authority, General Revenue Bonds, Series
2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 1,045,925
1,870 5.000%, 8/01/42 8/27 at 100.00 1,943,815
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 3,005,506
1,010 Springfield Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 1,069,084
Total Utilities 35,330,254
Total Municipal Bonds
(cost $525,693,294) 515,883,975
Total Long-Term Investments
(cost $525,693,294) 515,883,975
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.9%
X 10,775,000
MUNICIPAL BONDS - 1.9%   X 10,775,000
Health Care - 1 .1%
$ 6,000 (d) Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
Partners HealthCare System Inc., Variable Rate Demand Obligations, Series
1997P, 3.100%, 7/01/27, (Mandatory Put 12/07/23)
12/23 at 100.00 $ 6,000,000
Total Health Care 6,000,000

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 0 .8%
$ 4,775 (d) Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Variable Rate Demand Obligations Series 2022A, 3.300%,
7/01/52, (Mandatory Put 10/31/23)
10/23 at 100.00 $ 4,775,000
Total Tax Obligation/Limited 4,775,000
Total Municipal Bonds
(cost $10,775,000) 10,775,000
Total Short-Term Investments
(cost $10,775,000) 10,775,000
Total Investments
(cost $536,468,294) - 93.4% 526,658,975
Borrowings - (0.2)% (e),(f) (1,200,000)
Other Assets & Liabilities, Net - 6.8% 38,272,910
Net Assets - 100% $ 563,731,885
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 515,883,975 $ – $ 515,883,975
Short-Term Investments:
Municipal Bonds – 10,775,000 – 10,775,000
Total
$ – $ 526,658,975 $ – $ 526,658,975
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(e) Borrowings as a percentage of Total Investments is 0.2%.
(f) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.5%
X 339,706,439
MUNICIPAL BONDS - 96.5%   X 339,706,439
Consumer Discretionary - 0.3%
Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$ 935 (c) 5.000%, 1/01/32 1/24 at 100.00 $ 669,012
240 (c) 5.125%, 1/01/37 1/24 at 100.00 172,603
Total Consumer Discretionary 841,615
Consumer Staples - 3.6%
Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018A:
3,460 4.000%, 6/01/37 6/28 at 100.00 3,363,060
3,610 5.000%, 6/01/46 6/28 at 100.00 3,631,604
5,540 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 5,555,428
Total Consumer Staples 12,550,092
Education and Civic Organizations - 12.0%
2,240 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II,
Series 2021A, 4.000%, 7/01/47 - AGM Insured
7/31 at 100.00 2,129,282
715 Camden County Improvement Authority, New Jersey, School Revenue Bonds,
KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022, 6.000%,
6/15/62
12/30 at 100.00 762,239
1,000 Essex County Improvement Authority, New Jersey, General Obligation Lease
Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT Student
Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 920,959
Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Project, County Gauranteed Loan, Series 2019:
1,050 5.000%, 7/01/44 7/29 at 100.00 1,111,396
1,000 4.000%, 7/01/48 7/29 at 100.00 981,827
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 226,028
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 2,677,301
100 5.000%, 7/15/47 7/27 at 100.00 100,413
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52,
144A
9/27 at 100.00 89,072
945 New Jersey Economic Development Authority, Revenue Bonds, The Seeing
Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 964,269
New Jersey Economic Development Authority, Revenue Bonds, The Seeing
Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 335,569
195 5.000%, 6/01/32 12/27 at 100.00 204,410
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of New
Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 929,668
1,470 New Jersey Educational Facilities Authority, Revenue Bonds, Kean University,
Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 1,439,539
New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State
University, Refunding Series 2015D:
1,000 5.000%, 7/01/31 7/25 at 100.00 1,022,933
1,055 3.750%, 7/01/33 7/25 at 100.00 1,047,967
New Jersey Educational Facilities Authority, Revenue Bonds, Rider University,
Series  2017F:
360 3.750%, 7/01/37 7/27 at 100.00 275,674
1,370 4.000%, 7/01/42 7/27 at 100.00 1,004,807
2,265 5.000%, 7/01/47 7/27 at 100.00 1,869,703

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 $ 1,248,740
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
1/24 at 100.00 710,316
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 1,432,118
2,430 3.000%, 7/01/46 7/26 at 100.00 1,736,210
1,085 4.000%, 7/01/46 7/26 at 100.00 943,849
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 761,135
3,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute
of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 3,136,182
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute
of Technology, Series 2017A:
500 4.000%, 7/01/47 7/27 at 100.00 455,588
380 5.000%, 7/01/47 7/27 at 100.00 384,665
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40, (AMT)
12/29 at 100.00 725,622
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2018A:
1,090 3.750%, 12/01/31, (AMT) 6/28 at 100.00 1,072,172
245 4.000%, 12/01/35, (AMT) 6/28 at 100.00 244,411
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 1,320,672
770 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%, 12/01/51,
(AMT)
12/29 at 100.00 538,314
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2016-1A:
670 3.500%, 12/01/32, (AMT) 12/25 at 100.00 657,800
155 4.000%, 12/01/39, (AMT) 12/25 at 100.00 154,290
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A:
215 3.750%, 12/01/33, (AMT) 12/26 at 100.00 212,709
25 4.000%, 12/01/40, (AMT) 12/26 at 100.00 24,820
920 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 866,288
520 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 496,187
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2014-1A-1:
255 4.250%, 12/01/32, (AMT) 12/23 at 100.00 253,397
240 4.500%, 12/01/36, (AMT) 12/23 at 100.00 238,606
770 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 755,504
1,740 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 1,716,188
1,460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 1,158,283
2,005 New Jersey Institute of Technology, New Jersey, General Obligation Bonds,
Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 2,027,848
1,000 Passaic County Improvement Authority, New Jersey, Charter School Revenue
Bonds, Paterson Arts & Science Charter School, Series 2023, 5.375%, 7/01/53
7/31 at 100.00 1,009,552
Total Education and Civic Organizations 42,374,522
Financials - 0.1%
373 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call 369,565
Total Financials 369,565

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 8.0%
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021:
$ 1,800 2.375%, 7/01/46 7/31 at 100.00 $ 1,140,483
1,800 3.000%, 7/01/46 7/31 at 100.00 1,318,549
1,000 3.000%, 7/01/51 7/31 at 100.00 697,131
160 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
1/24 at 100.00 160,119
2,025 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS
Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 1,981,471
965 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A,
5.000%, 7/01/57
7/27 at 100.00 980,154
3,305 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira
Health Obligated Group Issue, Refunding Series 2016A, 4.000%, 7/01/41
7/26 at 100.00 3,186,707
2,500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 2,545,860
570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%,
7/01/32
1/24 at 100.00 570,338
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A:
575 5.000%, 7/01/33 7/26 at 100.00 599,768
600 5.000%, 7/01/34 7/26 at 100.00 625,032
1,135 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ
Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
7/26 at 100.00 1,148,142
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ
Barnabas Health Obligated Group, Series 2021A:
2,650 4.000%, 7/01/45 7/31 at 100.00 2,565,001
2,145 3.000%, 7/01/51 7/31 at 100.00 1,543,504
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint
Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 2,389,823
360 4.000%, 7/01/34 7/26 at 100.00 345,565
1,835 5.000%, 7/01/41 7/26 at 100.00 1,838,395
1,635 4.000%, 7/01/48 7/26 at 100.00 1,421,978
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley
Health System Obligated Group, Series 2019:
1,990 4.000%, 7/01/44 7/29 at 100.00 1,875,470
1,695 3.000%, 7/01/49 7/29 at 100.00 1,282,593
Total Health Care 28,216,083
Housing/Multifamily - 5.8%
New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project, Series
2017A:
150 5.000%, 7/01/47 1/27 at 100.00 134,679
450 5.000%, 1/01/50 1/27 at 100.00 398,585
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing Project,
Series 2015, 5.000%, 7/01/47
7/25 at 100.00 2,014,161
1,459 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B, 2.375%,
1/01/39
No Opt. Call 1,103,586
1,310 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 1,186,945
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 1,001,168
2,145 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 1,939,369
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 841,791

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2018A:
$ 1,935 3.600%, 11/01/33 11/27 at 100.00 $ 1,863,255
1,865 3.875%, 11/01/38 11/27 at 100.00 1,726,921
1,045 3.950%, 11/01/43 11/27 at 100.00 920,669
650 4.000%, 11/01/48 11/27 at 100.00 554,090
500 4.100%, 11/01/53 11/27 at 100.00 456,644
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 1,449,018
530 3.000%, 11/01/44 11/28 at 100.00 403,644
870 3.050%, 11/01/49 11/28 at 100.00 626,915
490 3.150%, 5/01/53 11/28 at 100.00 351,197
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 407,399
2,470 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 1,760,954
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2023C:
1,090 4.850%, 5/01/33, (AMT) 5/32 at 100.00 1,120,802
250 5.000%, 11/01/38, (AMT) 5/32 at 100.00 257,645
Total Housing/Multifamily 20,519,437
Housing/Single Family - 5.7%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2018A:
1,725 3.600%, 4/01/33 10/27 at 100.00 1,601,959
1,130 3.750%, 10/01/35 10/27 at 100.00 1,082,362
2,150 New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 2,061,450
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 2,464,329
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2020E:
1,540 2.250%, 10/01/40 4/29 at 100.00 1,112,493
1,350 3.500%, 4/01/51 4/29 at 102.44 1,319,875
7,090 New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 4,891,148
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2022I:
1,885 4.500%, 10/01/42 4/31 at 100.00 1,901,075
1,445 4.600%, 10/01/46 4/31 at 100.00 1,450,320
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2023J:
1,000 4.500%, 10/01/43 4/32 at 100.00 1,006,994
1,150 4.700%, 10/01/48 4/32 at 100.00 1,159,804
Total Housing/Single Family 20,051,809
Long-Term Care - 0.7%
530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 481,073
2,170 New Jersey Economic Development Authority, Revenue Bonds, White Horse
HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A
1/28 at 102.00 1,512,199
490 (c) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38,
144A
10/26 at 102.00 368,467
Total Long-Term Care 2,361,739

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 13.9%
$ 735 Cumberland County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Vineland Public Safety Building Project, Series 2017,
3.250%, 12/15/37
12/27 at 100.00 $ 661,709
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 1,336,300
2,400 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,
Essex County Family Court Building House Projects, County Guaranteed
Series 2023, 5.000%, 7/03/24
No Opt. Call 2,422,975
15 Flemington-Raritan Regional School District, Hunterdon County, New Jersey,
General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 12,424
Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
1,000 2.000%, 2/01/28 - BAM Insured No Opt. Call 928,912
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call 1,388,295
180 Hamilton Township, Mercer County Board of Education, New Jersey, General
Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 158,723
1,040 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018,
3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 1,023,142
6,490 Hudson County Improvement Authority, New Jersey, County Secured Lease
Revenue Bonds, Hudson County Vocational Technical Schools Project, Series
2016, 5.000%, 5/01/46
5/26 at 100.00 6,623,175
1,000 Jersey City Board of Education, Hudson County, New Jersey, General
Obligation Bonds, School Energy Savings Refunding Series 2023, 4.250%,
8/15/45 - AGM Insured
8/33 at 100.00 1,018,062
1,295 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 1,179,719
2,000 Livingston Township, New Jersey, General Obligation Bonds, Series 2023,
5.000%, 12/10/24 , (WI/DD)
No Opt. Call 2,031,573
160 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A, 3.000%, 3/01/35
3/31 at 100.00 152,933
Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2022C:
1,045 5.000%, 8/15/39 8/32 at 100.00 1,171,996
1,125 5.000%, 8/15/40 8/32 at 100.00 1,257,629
1,900 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A, 5.000%,
9/01/32 - BAM Insured
9/26 at 100.00 1,983,546
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A:
2,610 4.000%, 6/01/31 No Opt. Call 2,775,943
2,095 3.000%, 6/01/32 No Opt. Call 1,976,129
230 4.000%, 6/01/32 No Opt. Call 245,906
600 Newark Board of Education, Essex County, New Jersey, General Obligation
Bonds, School Energy Savings Series 2021, 4.000%, 7/15/36 - BAM Insured
7/31 at 100.00 610,770
Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue Bonds,
Mulberry Pedestrian Bridge Redevelopment Project, Series 2022:
500 5.375%, 11/15/52 - AGM Insured 11/32 at 100.00 551,440
600 6.000%, 11/15/62 - AGM Insured 11/32 at 100.00 682,805
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 1,296,779
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 1,984,274
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
1,054 5.625%, 7/01/29 No Opt. Call 1,115,579
1,477 4.000%, 7/01/33 7/31 at 103.00 1,381,699
589 4.000%, 7/01/37 7/31 at 103.00 527,671
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 1,003,237
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 1,642,100
625 South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020, 4.000%, 1/15/24
No Opt. Call 625,537
1,000 South Orange Village Township, New Jersey, General Obligation Bonds,
Series 2023, 5.000%, 6/28/24
No Opt. Call 1,008,232

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,630 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series 2011B,
5.250%, 12/01/31, (AMT)
1/24 at 100.00 $ 3,634,331
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
1/24 at 100.00 2,516,653
890 Union County, New Jersey, General Obligation Bonds, Series 2018, 3.000%,
3/01/27
9/25 at 100.00 888,386
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 951,119
Total Tax Obligation/General 48,769,703
Tax Obligation/Limited - 19.2%
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call 691,635
1,000 Burlington County Bridge Commission, New Jersey, Governmental Leasing
Program Revenue Bonds, Series 2023D, 5.000%, 12/13/24 , (WI/DD)
No Opt. Call 1,012,854
225 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, Capital Program, Series 2022, 5.000%, 1/15/33
1/32 at 100.00 259,503
2,565 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 2,373,864
1,295 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call 1,385,149
Middlesex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, New Jersey Health + Life Science Exchange - H-1
Project Series 2023A:
2,940 5.000%, 8/15/49 8/33 at 100.00 3,207,929
2,000 4.000%, 8/15/53 8/33 at 100.00 1,921,012
1,000 5.000%, 8/15/53 8/33 at 100.00 1,070,675
New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A:
3,600 5.250%, 11/01/47 11/32 at 100.00 3,862,877
4,025 5.000%, 11/01/52 11/32 at 100.00 4,196,520
3,000 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 2,933,885
2,000 New Jersey Economic Development Authority, Revenue Bonds, New Jersey
Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%,
11/01/25
No Opt. Call 2,066,963
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 265,871
175 5.000%, 6/15/30 6/26 at 100.00 182,359
2,870 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 2,988,193
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC:
1,000 5.250%, 6/15/41 12/32 at 100.00 1,108,129
1,170 5.250%, 6/15/46 12/32 at 100.00 1,258,789
1,500 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 1,479,323
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call 11,206,823
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call 5,050,403
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call 3,342,873
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call 704,066
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call 1,575,598
775 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/46
12/28 at 100.00 798,572

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB:
$ 2,290 3.500%, 6/15/46 12/28 at 100.00 $ 1,947,383
1,000 4.000%, 6/15/50 12/28 at 100.00 928,851
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds,
Preakness Healthcare Center Expansion Project, Refunding Series 2015,
3.750%, 5/01/36
5/25 at 100.00 1,139,176
1,725 Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds,
Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35
1/24 at 100.00 1,725,058
575 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call 580,068
2,740 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 2,663,499
1,721 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 1,633,309
2,000 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series 2013A,
5.000%, 3/01/34
No Opt. Call 2,170,128
Total Tax Obligation/Limited 67,731,337
Transportation - 13.0%
Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds,
Series 2014A:
360 5.000%, 1/01/34 1/24 at 100.00 360,437
2,000 5.000%, 1/01/44 1/24 at 100.00 2,001,498
1,090 Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Refunding Series 2015, 4.000%, 7/01/35 -
BAM Insured
7/25 at 100.00 1,094,091
Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Series 2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 1,036,739
3,865 5.000%, 7/01/47 7/27 at 100.00 3,957,930
Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Series 2019A:
1,285 5.000%, 7/01/31 7/29 at 100.00 1,409,272
1,000 3.000%, 7/01/49 7/29 at 100.00 713,794
2,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 2,766,505
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013:
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 1,705,201
1,645 5.625%, 1/01/52, (AMT) 1/24 at 100.00 1,646,478
1,765 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
1/24 at 100.50 1,765,954
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
3/24 at 101.00 382,312
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 1,011,023
2,390 5.000%, 10/01/47, (AMT) 10/27 at 100.00 2,350,609
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call 1,472,039
455 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/51
1/31 at 100.00 441,851
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 1,253,011
2,500 4.000%, 1/01/43 7/32 at 100.00 2,481,618
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B:
1,530 4.500%, 1/01/48 1/33 at 100.00 1,571,894
2,250 5.250%, 1/01/52 1/33 at 100.00 2,458,163
2,950 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT)
12/33 at 100.00 3,041,691

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call $ 4,964,214
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twelfth Series 2019, 4.000%, 9/01/38
9/29 at 100.00 2,020,719
1,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 1,002,804
1,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/33 - AGM Insured
11/29 at 100.00 1,082,630
South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2022A:
1,100 4.625%, 11/01/47 11/32 at 100.00 1,107,358
650 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 685,636
Total Transportation 45,785,471
U.S. Guaranteed - 3.6% (d)
Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated Group
Issue, Refunding Series 2014A:
1,720 5.000%, 2/15/25, (Pre-refunded 2/15/24) 2/24 at 100.00 1,725,455
2,000 5.000%, 2/15/33, (Pre-refunded 2/15/24) 2/24 at 100.00 2,006,343
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 1,972,103
New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding Series
2014A:
85 3.750%, 7/01/24, (ETM) No Opt. Call 84,904
405 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 407,964
New Jersey Economic Development Authority, School Facilities Construction
Bonds, Series 2015WW:
4,110 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 4,251,079
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 258,582
1,625 New Jersey Economic Development Authority, School Facilities Construction
Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26, (Pre-
refunded 6/15/24)
6/24 at 100.00 1,637,666
230 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call 232,225
105 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%,
12/01/23, (AMT), (ETM)
No Opt. Call 105,000
Total U.S. Guaranteed 12,681,321
Utilities - 10.6%
New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 1/24 at 100.00 500,003
1,000 5.125%, 6/15/43, (AMT) 1/24 at 100.00 999,970
1,975 New Jersey Economic Development Authority, Natural Gas Facilities Revenue
Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A,
2.750%, 8/01/39
8/24 at 100.00 1,590,867
500 New Jersey Economic Development Authority, Natural Gas Facilities Revenue
Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011C,
3.000%, 8/01/41, (AMT)
8/24 at 100.00 395,730
3,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 2,731,363
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding Series
2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 4,347,807

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green
Series 2021A-1:
$ 2,855 3.000%, 9/01/31 9/30 at 100.00 $ 2,833,303
4,935 3.000%, 9/01/32 9/30 at 100.00 4,815,878
5,085 3.000%, 9/01/33 9/30 at 100.00 4,874,999
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green
Series 2022A-2:
6,295 5.000%, 9/01/47 9/32 at 100.00 6,859,150
2,000 5.000%, 9/01/52 9/32 at 100.00 2,168,899
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue
Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call 788,442
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call 4,547,334
Total Utilities 37,453,745
Total Municipal Bonds
(cost $356,081,634) 339,706,439
Total Long-Term Investments
(cost $356,081,634) 339,706,439
Borrowings - (1.4)% (e),(f) (4,800,000)
Other Assets & Liabilities, Net - 4.9% 17,201,499
Net Assets - 100% $ 352,107,938
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 339,706,439 $ – $ 339,706,439
Total
$ – $ 339,706,439 $ – $ 339,706,439
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Borrowings as a percentage of Total Investments is 1.4%.

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

(f) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.

Nuveen New York Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.6%
X 958,919,014
MUNICIPAL BONDS - 97.6%   X 958,919,014
Consumer Staples - 3 .6%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
1/24 at 100.00 $ 14,347,551
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
1/24 at 19.06 8,324,776
1,075 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 1,099,999
6,885 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call 7,032,500
1,330 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and
2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 1,246,757
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,069,758
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,617,515
Total Consumer Staples 35,738,856
Education and Civic Organizations - 9 .2%
1,990 Buffalo and Erie County Industrial Land Development Corporation, New York,
Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%,
12/01/40
1/24 at 100.00 1,742,905
1,360 Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A, 4.500%, 6/15/43
6/31 at 100.00 1,306,129
550 Build New York City Resource Corporation, New York, Revenue Bonds, Global
Community Charter School Project, Series 2022A, 5.000%, 6/15/52
6/32 at 100.00 512,866
3,275 Build New York City Resource Corporation, New York, Revenue Bonds, KIPP
New York City Public School Facilities, Canal West Project, Series 2022,
5.250%, 7/01/52
7/32 at 100.00 3,371,502
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 1,680,000
2,200 5.500%, 11/01/44 11/24 at 100.00 1,650,000
790 Build New York City Resource Corporation, New York, Revenue Bonds, New
World Preparatory Charter School Project, Series 2021A, 4.000%, 6/15/41
6/31 at 100.00 634,053
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 1,708,099
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A:
580 5.000%, 6/01/41, 144A 6/29 at 100.00 548,304
2,620 5.000%, 6/01/56, 144A 6/29 at 100.00 2,308,078
2,965 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 3,019,995
Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A:
3,835 5.000%, 7/15/42 7/32 at 100.00 3,869,045
3,015 5.000%, 7/15/50 7/32 at 100.00 2,963,448
Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007:
1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call 1,728,142
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call 768,259
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 8,716,491
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
1,480 5.000%, 7/01/40 7/25 at 100.00 1,493,175
2,790 5.000%, 7/01/45 7/25 at 100.00 2,804,652

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call $ 1,239,835
3,250 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 3,389,755
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 1,047,958
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 8,578,851
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A
12/26 at 100.00 3,338,111
7,370 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series
2016B, 0.000%, 1/01/45
No Opt. Call 1,957,741
3,040 (c) Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series
2016C, 0.000%, 1/01/55
1/34 at 100.00 2,723,476
200 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, Evergreen Charter School Project, Series 2022A, 5.500%,
6/15/57
6/32 at 100.00 192,599
7,835 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 7,510,184
300 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 5.875%, 7/01/52, 144A
7/32 at 100.00 288,508
405 New Rochelle Corporation, New York, Local Development Revenue Bonds,
Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 405,623
2,095 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding
Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 1,809,863
2,620 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 4.000%,
3/01/45 - AGM Insured
9/30 at 100.00 2,516,288
750 Oneida County Local Development Corporation, New York, Revenue Bonds,
Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 681,138
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue Bonds,
Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 10,613,579
1,285 Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery, 4.000%,
9/01/40
9/30 at 100.00 1,219,548
1,765 Westchester County Local Development Corporation, New York, Revenue
Bonds, Pace University, Series 2014A, 5.500%, 5/01/42
5/24 at 100.00 1,767,843
Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A:
200 4.000%, 10/15/29 No Opt. Call 189,057
205 5.000%, 10/15/39 10/29 at 100.00 191,350
Total Education and Civic Organizations 90,486,450
Financials - 1 .1%
5,710 Liberty Development Corporation, New York, Goldman Sachs Headquarter
Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 6,462,999
3,475 Liberty Development Corporation, New York, Goldman Sachs Headquarters
Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 3,929,371
Total Financials 10,392,370
Health Care - 16 .2%
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
15,600 4.000%, 5/01/45 5/32 at 100.00 14,490,811
18,290 4.250%, 5/01/52 5/32 at 100.00 17,370,704
9,255 5.000%, 5/01/52 5/32 at 100.00 9,597,001
3,600 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/35
8/28 at 100.00 3,695,028

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A:
$ 1,200 5.000%, 9/01/30 3/30 at 100.00 $ 1,251,252
2,680 5.000%, 9/01/34 3/30 at 100.00 2,704,476
2,620 5.000%, 9/01/35 3/30 at 100.00 2,643,084
11,400 4.000%, 9/01/50 3/30 at 100.00 9,597,626
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North Shore
Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43
5/25 at 100.00 2,320,564
33,955 Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone
Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 30,714,155
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015:
400 5.000%, 12/01/23, 144A No Opt. Call 400,000
600 5.000%, 12/01/24, 144A No Opt. Call 600,841
500 5.000%, 12/01/25, 144A 6/25 at 100.00 501,381
450 5.000%, 12/01/29, 144A 6/25 at 100.00 450,748
1,100 5.000%, 12/01/32, 144A 6/25 at 100.00 1,101,158
1,100 5.000%, 12/01/33, 144A 6/25 at 100.00 1,100,879
1,000 5.000%, 12/01/35, 144A 6/25 at 100.00 999,539
1,300 5.000%, 12/01/40, 144A 6/25 at 100.00 1,247,549
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
1,510 5.000%, 12/01/24, 144A No Opt. Call 1,512,117
2,000 5.000%, 12/01/26, 144A No Opt. Call 1,994,725
1,200 5.000%, 12/01/27, 144A 6/27 at 100.00 1,195,949
4,250 5.000%, 12/01/36, 144A 6/27 at 100.00 3,987,806
Dutchess County Local Development Corporation, New York, Revenue Bonds,
Health Quest Systems, Inc. Project, Series 2016B:
6,280 5.000%, 7/01/35 7/26 at 100.00 6,366,140
2,000 4.000%, 7/01/41 7/26 at 100.00 1,765,505
12,325 5.000%, 7/01/46 7/26 at 100.00 12,072,203
1,000 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Nuvance Health Issue, Series 2019B, 5.000%, 7/01/26
No Opt. Call 1,018,409
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42
1/24 at 100.00 1,395,015
6,605 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 6,644,212
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%, 12/01/46
12/30 at 100.00 2,207,714
375 Monroe County Industrial Development Corporation, New York, Tax-Exempt
Revenue Bonds, Highland Hospital of Rochester Project, Series 2015, 5.000%,
7/01/34
7/25 at 100.00 382,223
20,010 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 17,890,243
380 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series 2023,
6.250%, 11/01/52
11/33 at 100.00 420,946
Total Health Care 159,640,003
Housing/Multifamily - 0 .1%
1,305 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
1/24 at 100.00 1,305,436
Total Housing/Multifamily 1,305,436

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Industrials - 2 .5%
$ 17,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44,
144A
11/24 at 100.00 $ 16,588,214
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34,
144A
11/24 at 100.00 7,551,148
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 61,148
Total Industrials 24,200,510
Long-Term Care - 0 .2%
650 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%,
11/01/31
1/24 at 100.00 654,386
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 470,893
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
395 6.100%, 7/01/28, 144A 1/24 at 100.00 334,998
210 6.200%, 7/01/33, 144A 1/24 at 100.00 157,712
Total Long-Term Care 1,617,989
Materials - 0 .2%
Build New York City Resource Corporation, New York, Solid Waste Disposal
Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
335 4.500%, 1/01/25, (AMT), 144A No Opt. Call 335,064
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 2,147,137
Total Materials 2,482,201
Tax Obligation/General - 4 .9%
5,845 New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1,
5.000%, 10/01/39
10/27 at 100.00 6,076,114
New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
7,210 5.000%, 3/01/39 3/28 at 100.00 7,589,988
6,050 5.000%, 3/01/40 3/28 at 100.00 6,354,625
3,875 New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1,
5.000%, 4/01/45
4/28 at 100.00 4,037,679
5,450 New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1,
5.000%, 8/01/47
8/31 at 100.00 5,823,843
5,790 New York City, New York, General Obligation Bonds, Fiscal 2023 Series B-1,
5.250%, 10/01/47
10/32 at 100.00 6,358,434
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
10,000 4.000%, 7/01/33 7/31 at 103.00 9,354,767
2,770 4.000%, 7/01/41 7/31 at 103.00 2,398,653
Total Tax Obligation/General 47,994,103
Tax Obligation/Limited - 21 .3%
Dormitory Authority of the State of New York, Residential Insitutions for
Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 1/24 at 100.00 1,595,912
1,985 5.000%, 6/01/38 1/24 at 100.00 1,987,989
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC Insured
1/24 at 100.00 20,032
3,115 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/42
3/24 at 100.00 3,119,322
12,255 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2017B, 5.000%, 2/15/24
No Opt. Call 12,300,062
8,865 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 8,952,507
2,040 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/49
3/31 at 100.00 2,163,192

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 17,140 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 $ 17,681,799
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2018A, 5.000%, 3/15/42
3/28 at 100.00 10,484,773
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,135 5.000%, 11/15/26 11/25 at 100.00 2,169,244
1,455 5.000%, 11/15/29 11/25 at 100.00 1,475,941
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Green
Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 2,237,393
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second
Indenture Fiscal 2017 Series A:
5,710 5.000%, 2/15/39 2/27 at 100.00 5,921,775
3,955 5.000%, 2/15/42 2/27 at 100.00 4,088,954
1,045 5.000%, 2/15/45 2/27 at 100.00 1,076,532
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds,
Series 2022A, 5.000%, 11/15/46
5/32 at 100.00 5,849,869
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
1/24 at 100.00 4,004,800
9,335 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/43
7/29 at 100.00 9,335,187
New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal Series 2016S-1:
1,615 5.000%, 7/15/34 1/26 at 100.00 1,668,610
1,165 5.000%, 7/15/35 1/26 at 100.00 1,201,267
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/34
2/25 at 100.00 5,099,033
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 5,135,634
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 5,195,150
5,375 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 5,556,250
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/38
5/27 at 100.00 5,236,561
4,020 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/47
11/29 at 100.00 3,922,968
5,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 5,218,999
9,585 New York State Thruway Authority, State Personal Income Tax Revenue Bonds,
Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 10,381,633
New York State Urban Development Corporation, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020C:
7,000 5.000%, 3/15/47 9/30 at 100.00 7,402,189
3,800 4.000%, 3/15/49 9/30 at 100.00 3,695,782
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
2,393 0.000%, 7/01/46 7/28 at 41.38 706,157
28,646 5.000%, 7/01/58 7/28 at 100.00 27,846,198
Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds,
Carousel Center Project, Refunding Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 4,256,007
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 1,428,861
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 926,350
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 4,028,676
2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 2,254,131
9,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 9,246,192
1,650 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 1,746,461

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior
Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 $ 2,224,090
Total Tax Obligation/Limited 208,842,482
Transportation - 30 .2%
2,700 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2016A-1, 5.250%, 11/15/56
5/26 at 100.00 2,724,911
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 2,059,988
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1:
3,600 4.750%, 11/15/45 5/30 at 100.00 3,635,079
9,200 5.000%, 11/15/50 5/30 at 100.00 9,455,857
2,000 5.250%, 11/15/55 5/30 at 100.00 2,068,203
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 2,549,688
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 7,672,249
6,655 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 6,261,579
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/32
1/24 at 100.00 2,503,519
5,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 5,809,605
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 8,683,366
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/34
11/26 at 100.00 2,578,125
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project, Series
2007:
2,800 (d) 0.000%, 10/01/37 1/24 at 100.00 1,960,000
2,000 (d) 2.350%, 10/01/46 1/24 at 100.00 1,400,000
8,195 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%,
7/01/28, (AMT)
1/24 at 100.00 8,196,247
2,695 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 2,673,074
New York State Thruway Authority, General Revenue Bonds, Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 4,988,413
3,000 4.000%, 1/01/43 1/30 at 100.00 2,974,005
8,515 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.000%, 1/01/51
1/26 at 100.00 8,603,920
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
1,915 4.000%, 10/31/41, (AMT) 10/31 at 100.00 1,732,043
3,720 4.000%, 10/31/46, (AMT) 10/31 at 100.00 3,227,566
17,695 4.000%, 4/30/53, (AMT) 10/31 at 100.00 14,679,535
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series
2016A:
4,750 4.000%, 7/01/31, (AMT) 7/24 at 100.00 4,665,907
24,965 5.250%, 1/01/50, (AMT) 7/24 at 100.00 24,965,597
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
8,865 5.000%, 8/01/26, (AMT) 12/23 at 100.00 8,865,339
12,610 5.000%, 8/01/31, (AMT) 12/23 at 100.00 12,609,156
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 1,753,101

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport
Project, Green Series 2023:
$ 2,080 6.000%, 6/30/54 No Opt. Call $ 2,210,967
8,630 5.375%, 6/30/60 No Opt. Call 8,637,611
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A:
2,500 5.000%, 12/01/24, (AMT) No Opt. Call 2,523,746
1,280 5.000%, 12/01/37, (AMT) 12/30 at 100.00 1,329,378
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 201,717
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 111,316
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C:
1,540 5.000%, 12/01/34 12/30 at 100.00 1,651,668
1,745 5.000%, 12/01/35 12/30 at 100.00 1,862,011
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022:
2,010 5.000%, 12/01/35, (AMT) 12/32 at 100.00 2,139,435
10,000 5.000%, 12/01/36, (AMT) 12/32 at 100.00 10,526,812
3,000 5.000%, 12/01/37, (AMT) 12/32 at 100.00 3,142,916
1,000 5.000%, 12/01/40, (AMT) 12/32 at 100.00 1,034,034
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call 1,310,948
10,200 5.000%, 1/01/28, (AMT) No Opt. Call 10,359,792
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 10,175,448
1,300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 1,173,512
5,400 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 5,845,154
Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds,
Buffalo International Airport, Series 2014A:
2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 2,006,102
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 3,781,683
480 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 484,815
15,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 15,427,049
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 2,560,756
10,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 10,629,294
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/47, (AMT)
1/33 at 100.00 5,180,305
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 4,260,470
8,055 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%, 11/15/38
5/27 at 100.00 8,403,043
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39
5/24 at 100.00 3,916,863
10,900 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49
5/29 at 100.00 11,329,243
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds,
MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 5,286,745
Total Transportation 296,798,905

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 2 .7% (e)
$ 1,230 Build New York City Resource Corporation, New York, Revenue Bonds, YMCA
of Greater New York Project, Series 2015, 4.000%, 8/01/36, (Pre-refunded
8/01/25)
8/25 at 100.00 $ 1,250,620
Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro
College and University System, Series 2014A:
2,930 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 2,968,909
3,065 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 3,105,702
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/25, (Pre-
refunded 2/15/24)
2/24 at 100.00 5,017,354
5 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32,
(Pre-refunded 2/15/25)
2/25 at 100.00 5,121
3,290 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 4.000%, 3/15/28, (Pre-
refunded 9/15/25)
9/25 at 100.00 3,355,556
7,255 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/25, (ETM)
No Opt. Call 7,443,359
2,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series
GG, 5.000%, 6/15/27, (Pre-refunded 6/15/25)
6/25 at 100.00 2,975,941
Total U.S. Guaranteed 26,122,562
Utilities - 5 .4%
4,875 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 5,246,414
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call 1,966,907
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call 1,902,485
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017:
2,215 5.000%, 9/01/42 9/27 at 100.00 2,291,770
695 5.000%, 9/01/47 9/27 at 100.00 714,692
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series
DD, 5.250%, 6/15/47
12/26 at 100.00 5,200,631
7,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series
CC-1, 5.000%, 6/15/48
6/27 at 100.00 7,745,969
9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series
CC-1, 4.000%, 6/15/49
12/29 at 100.00 9,679,533
4,980 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 4,798,596
4,080 New York State Power Authority, Green Transmission Project Revenue Bonds,
Green Series 2023A, 5.000%, 11/15/48 - AGM Insured
11/33 at 100.00 4,391,843
9,400 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT), 144A
1/24 at 100.00 7,562,497
1,795 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
1/24 at 100.00 1,795,810
Total Utilities 53,297,147
Total Municipal Bonds
(cost $962,554,433) 958,919,014
Total Long-Term Investments
(cost $962,554,433) 958,919,014
Other Assets & Liabilities, Net - 2.4% 23,411,838
Net Assets - 100% $ 982,330,852

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 958,919,014 $ – $ 958,919,014
Total
$ – $ 958,919,014 $ – $ 958,919,014
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity